UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23101
American Funds Strategic Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class A | ANBAX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.73%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class C | ANBCX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.43%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class T | TFSBX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$21	0.43%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-1 | ANBEX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$35	0.71%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-2 | ANBFX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$21	0.42%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class F-3 | ANBGX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$16	0.32%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-A | CANAX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$35	0.72%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-C | CANCX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$72	1.47%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability
of
additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-E | CANEX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$45	0.91%*

*Annualized
Key fund statistics
Fund net assets ( in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-T | TSFBX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$24	0.48%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-1 | CANFX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$24	0.49% *

*Annualized
Key fund statistics
Fund net assets (in millions )	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-2 | FSBMX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$21	0.42% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class 529-F-3 | FBSSX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$18	0.37% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-1 | RANAX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$69	1.41% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2 | RANBX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$66	1.35% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-2E | RANHX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$55	1.12% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-3 | RANCX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$47	0.96% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-4 | RANEX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$33	0.66% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5E | RANJX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$23	0.47% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-5 | RANFX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$18	0.37% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-112-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Strategic Bond Fund
Class R-6 | RANGX
for the six months ended June 30, 2024
This
semi-annual shareholder report
contains important information about American Funds Strategic Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$16	0.32% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$19,238
Total number of portfolio holdings	1,969
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-112-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Strategic Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-112-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 95.07%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.14%
Federal agency mortgage-backed obligations 32.83%
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	USD189,006	$171,148
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,754	2,372
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	40,390	33,500
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	27,682	21,918
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	8,285	6,603
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	7,107	5,854
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	28,402	23,381
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	132,142	113,106
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	43,699	37,533
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	5,254	4,517
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	10,868	8,662
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	4,033	3,467
	Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	10,007	8,235
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,243	6,227
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	19,774	15,528
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	2,662	2,089
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,032	857
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,022	851
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	1,019	846
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	496	411
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	5,209	4,089
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,958	6,239
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,314	1,031
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	8,715	6,837
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	4,058	3,185
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	3,522	2,765
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	3,111	2,442
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]	1,840	1,444
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,816	1,425
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	19,400	15,219
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	3,589	2,812
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	3,189	2,500
	Fannie Mae Pool #BT8154 4.00% 5/1/2052[1]	6,137	5,627
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	5,628	4,414
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	11,870	9,309
	Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	4,644	4,259
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	11,525	10,569
	Fannie Mae Pool #CB4384 4.50% 8/1/2052[1]	218,748	207,758
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[1]	8,615	7,907
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	25,024	23,636
	Fannie Mae Pool #BV8052 4.50% 9/1/2052[1]	13,722	12,963
	Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	— [2]	— [2]
	Fannie Mae Pool #CB4851 4.50% 10/1/2052[1]	226,920	214,327
	Fannie Mae Pool #CB4801 4.50% 10/1/2052[1]	175,327	165,597
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	168,676	163,376
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	142,075	137,754
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	26,807	25,325
	Fannie Mae Pool #BV7577 4.50% 11/1/2052[1]	21,411	20,227
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	39,576	37,364
	Fannie Mae Pool #BW5065 5.00% 1/1/2053[1]	5,862	5,672
	Fannie Mae Pool #CB5633 4.50% 2/1/2053[1]	126,229	119,235
	Fannie Mae Pool #BX5114 5.00% 2/1/2053[1]	58,732	56,834
	Fannie Mae Pool #BW1849 5.00% 2/1/2053[1]	1,657	1,604
	Fannie Mae Pool #BX6074 5.00% 3/1/2053[1]	80,453	77,859
	Fannie Mae Pool #FS4142 5.00% 3/1/2053[1]	71,554	69,306
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,488	5,025
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,993	1,825
	Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	10,737	10,135
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,608	4,461
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	999	915
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	102,070	98,700
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	75	76
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	46	46

1	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	USD34	$34
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	19,091	14,981
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	65,344	61,677
	Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	20,475	19,324
	Fannie Mae Pool #CB7076 4.00% 9/1/2053[1]	70,389	64,480
	Fannie Mae Pool #CB7075 4.00% 9/1/2053[1]	58,643	53,726
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	16,227	15,307
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	9,176	9,207
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,820	8,075
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	5,023	4,599
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	325,008	314,276
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	1,312	1,316
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	10,433	8,190
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	132,259	132,718
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	17,975	18,324
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	3,794	3,904
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	29	26
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	23,487	21,499
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,906	2,501
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	8,934	7,119
	Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	12,669	10,429
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	2,084	1,638
	Freddie Mac Pool #SD8166 2.00% 9/1/2051[1]	1,470	1,155
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	931	776
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	14,763	12,686
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	6,661	5,227
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,678	2,099
	Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	1,535	1,206
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	1,322	1,039
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,117	875
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	5,966	4,679
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	5,149	4,037
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	1,599	1,254
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	1,316	1,033
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	4,483	3,517
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	1,802	1,413
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	498	414
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	7,397	5,799
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	26,144	22,274
	Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	18,785	17,216
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	6,883	6,499
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	18,934	16,118
	Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	122,625	112,264
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	31,618	29,862
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	18,324	17,310
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	7,750	7,317
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	4,606	4,351
	Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	10,659	9,772
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	45,952	43,399
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	2,994	2,828
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	16,760	16,239
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	4,757	4,051
	Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	3,601	3,302
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	36,518	35,357
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	105,244	101,864
	Freddie Mac Pool #QF5426 5.00% 1/1/2053[1]	9,442	9,142
	Freddie Mac Pool #QF7590 5.00% 2/1/2053[1]	15,609	15,105
	Freddie Mac Pool #QF8385 5.00% 2/1/2053[1]	2,623	2,538
	Freddie Mac Pool #QF9074 5.00% 2/1/2053[1]	995	962
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	979	896
	Freddie Mac Pool #SD2515 5.00% 3/1/2053[1]	93,939	90,914
	Freddie Mac Pool #QF8705 5.00% 3/1/2053[1]	22,401	21,678
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,372	7,135
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	197	190
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	3,163	2,987
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	82,346	79,624
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	470	474

American Funds Strategic Bond Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	USD435	$439
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	294	296
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	202	205
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	215	208
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	61,768	59,759
	Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	24,119	22,754
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	6,143	5,624
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1,3]	392,381	379,422
	Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	46,549	46,706
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	12,783	10,029
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,888	2,644
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	900	824
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	11,835	11,913
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	169	155
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,102	1,009
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	24,762	21,021
	Government National Mortgage Assn. 4.00% 7/1/2054[1,4]	120,340	111,216
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	7,188	6,046
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	7,642	6,427
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	925	855
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	39,740	36,738
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,4]	36,645	28,666
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,4]	137,873	112,598
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	84,905	72,236
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	14,000	12,392
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]	231,203	231,880
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]	263,259	267,969
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]	24,303	24,999
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,4]	111,000	94,523
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,4]	106,000	93,843
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,4]	406,000	382,893
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,4]	414,000	415,019
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,4]	163,779	166,607
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,4]	161,488	165,998
			6,315,338

Commercial mortgage-backed securities 4.22%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,5]	7,937	7,949
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[1,5]	3,591	3,346
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.466% 11/15/2055[1,5]	2,000	1,918
	Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.718% 5/15/2053[1,5]	1,500	1,330
	Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,6]	375	302
	Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.985% 7/15/2049[1,5]	2,500	2,360
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1,5]	2,288	2,336
	Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,5]	5,000	4,010
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.936% 11/15/2032[1,5]	2,000	1,897
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.936% 11/15/2032[1,5]	1,111	1,090
	Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.622% 12/15/2052[1,5]	2,994	2,457
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.326% 8/15/2055[1,5]	1,750	1,584
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,5]	1,873	1,884
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[1,5]	512	508
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[1,5]	2,094	2,053
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.999% 8/15/2056[1,5]	2,234	2,353
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.999% 8/15/2056[1,5]	1,480	1,534
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.559% 9/15/2056[1,5]	2,818	2,910
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[1,5]	1,195	1,262
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.858% 12/15/2056[1,5]	1,060	1,114
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 7.199% 5/15/2057[1,5]	713	727
	Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.325% 6/15/2060[1,5]	1,900	1,757
	Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.142% 9/15/2060[1,5]	1,964	1,643
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.357% 5/15/2062[1,5]	2,500	1,897
	Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,5]	1,905	1,593
	Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[1,5]	3,340	2,563
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,5]	4,215	3,385

3	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.506% 3/15/2064[1,5]	USD750	$644
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.506% 3/15/2064[1,5]	727	602
	Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]	5,750	4,622
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,6]	500	485
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,6]	800	771
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,5,6]	1,830	1,759
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.248% 3/15/2037[1,5,6]	2,667	2,525
	Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]	3,564	3,286
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,5]	2,054	1,903
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[1,5]	5,194	4,998
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[1,5]	721	733
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[1,5]	2,451	2,423
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1,5]	1,411	1,382
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.363% 11/15/2056[1,5]	685	728
	Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.703% 12/15/2056[1,5]	2,602	2,751
	Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class C, 7.703% 12/15/2056[1,5]	2,546	2,640
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	207	202
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,5]	571	559
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[1,5]	1,828	1,883
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[1,5]	1,099	1,110
	Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.425% 2/15/2051[1,5]	2,325	2,057
	Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,5]	1,500	1,311
	Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[1,5]	3,895	2,894
	Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]	500	379
	Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,5]	13,000	11,442
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.592% 5/15/2055[1,5]	2,407	1,894
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[1,5]	3,995	4,088
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1,5]	2,475	2,508
	Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,5]	2,500	2,209
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,5]	3,995	4,011
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,5]	1,998	1,769
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,498	1,533
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[1,5]	2,644	2,685
	Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.709% 11/15/2056[1,5]	1,925	1,991
	Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.709% 11/15/2056[1,5]	1,587	1,673
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[1,5]	1,786	1,848
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	554	553
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[1,5]	184	187
	Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,5]	4,087	3,478
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.907% 3/15/2041[1,5,6]	2,023	2,011
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.591% 2/15/2056[1,5]	948	939
	BMO Mortgage Trust, Series 2023-C5, Class B, 6.697% 6/15/2056[1,5]	1,561	1,624
	BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[1,5]	665	680
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,5]	41,374	42,895
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,5]	2,804	2,878
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[1,5]	1,075	1,091
	BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,5]	1,030	1,077
	BMO Mortgage Trust, Series 2023-C6, Class C, 6.973% 9/15/2056[1,5]	2,400	2,483
	BMO Mortgage Trust, Series 2023-5C2, Class C, 7.485% 11/15/2056[1,5]	2,670	2,772

American Funds Strategic Bond Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BMO Mortgage Trust, Series 2023-C7, Class C, 7.36% 12/15/2056[1,5]	USD558	$588
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,6]	167	140
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,5]	669	681
	BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[1,5]	1,372	1,389
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.254% 5/15/2057[1,5]	2,601	2,653
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.56% 7/15/2057[1,5]	1,422	1,465
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.60% 7/15/2057[1,5]	1,905	1,905
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.718% 6/15/2041[1,5,6]	3,611	3,597
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.648% 5/15/2039[1,5,6]	7,449	7,444
	BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.47% 6/15/2027[1,5,6]	3,000	3,012
	BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 8.209% 7/15/2029[1,5,6]	3,027	3,021
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,5,6]	17,255	17,293
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.269% 5/15/2034[1,5,6]	2,159	2,166
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 7.79% 5/15/2034[1,5,6]	2,500	2,502
	BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.331% 9/15/2034[1,5,6]	4,700	4,594
	BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.03% 9/15/2034[1,5,6]	998	970
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,5,6]	22,871	22,602
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,5,6]	2,690	2,653
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.093% 9/15/2036[1,5,6]	1,660	1,637
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.443% 9/15/2036[1,5,6]	2,820	2,787
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,5,6]	14,919	14,721
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,5,6]	14,940	14,698
	BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.339% 10/15/2036[1,5,6]	9,200	9,041
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.168% 4/15/2037[1,5,6]	3,209	3,204
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,5,6]	3,818	3,771
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,5,6]	4,095	4,045
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,5,6]	10,632	10,503
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,5,6]	9,418	9,316
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,5,6]	2,220	2,191
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,5,6]	4,589	4,532
	BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.64% 11/15/2038[1,5,6]	656	647
	BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.29% 2/15/2039[1,5,6]	5,535	5,460
	BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.419% 2/15/2039[1,5,6]	6,500	6,357
	BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.278% 8/15/2039[1,5,6]	3,654	3,653
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.026% 8/15/2039[1,5,6]	3,899	3,903
	BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.022% 8/15/2039[1,5,6]	6,241	6,247
	BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.989% 10/15/2039[1,5,6]	1,935	1,940

5	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.539% 10/15/2039[1,5,6]	USD1,226	$1,230
	BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.389% 10/15/2039[1,5,6]	333	335
	BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,6]	1,302	1,130
	BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,5,6]	2,250	1,961
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.421% 3/15/2035[1,5,6]	2,985	2,966
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.517% 3/15/2035[1,5,6]	9,692	9,556
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.479% 9/15/2028[1,5,6]	2,875	2,897
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.572% 7/10/2028[1,5,6]	2,522	2,420
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,5,6]	13,524	13,556
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,5,6]	5,926	5,736
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,5,6]	980	965
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[1,5]	3,666	3,606
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.566% 2/10/2048[1,5]	5,640	5,400
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.274% 4/10/2048[1,5]	2,500	2,362
	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class B, 4.461% 9/15/2048[1,5]	1,185	1,142
	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,5]	3,300	2,974
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,5]	675	571
	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 5.037% 5/15/2054[1,5]	3,659	3,167
	Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,5,6]	415	316
	Commercial Mortgage Trust, Series 2020-CX, Class E, 2.773% 11/10/2046[1,5,6]	195	135
	Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[1]	31	30
	Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[1]	655	639
	Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.581% 12/10/2047[1,5]	232	209
	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.796% 11/15/2048[1,5]	1,827	1,707
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,5,6]	3,320	2,820
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	24,515	25,161
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,5,6]	30,927	30,786
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,5,6]	621	622
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,5,6]	558	559
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,5,6]	3,811	3,799
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,5,6]	3,478	3,466
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,5,6]	4,450	4,443
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,5,6]	9,203	9,208
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[1,5]	2,477	2,470
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[1,5]	1,361	1,329
	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 4.095% 12/10/2036[1,5,6]	6,500	6,326
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,5,6]	1,545	1,507
	FS Commercial Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039[1,5,6]	707	732
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.72% 3/15/2039[1,5,6]	2,642	2,646
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.219% 3/15/2039[1,5,6]	2,872	2,880
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,5,6]	1,885	1,845
	GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041[1,5,6]	2,897	2,850
	GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,5]	240	234
	GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,5]	116	110
	GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.854% 5/10/2049[1,5]	1,503	1,407
	GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.551% 7/10/2051[1,5]	5,000	3,625

American Funds Strategic Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[1]	USD1,869	$1,499
	GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]	100	85
	GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.65% 2/13/2053[1,5]	670	552
	GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[1]	2,000	1,434
	Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.786% 5/15/2038[1,5,6]	1,000	996
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.27% 5/15/2037[1,5,6]	2,000	2,002
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.769% 5/15/2037[1,5,6]	1,992	1,992
	Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,6]	3,000	2,836
	Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,6]	300	286
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,5,6]	945	949
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,5,6]	1,795	1,813
	INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.615% 8/15/2037[1,5,6]	1,970	1,978
	INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.014% 8/15/2037[1,5,6]	780	784
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	3,420	3,060
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,6]	2,925	2,450
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,5,6]	1,598	1,293
	LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.823% 3/10/2050[1,5,6]	1,000	859
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[1,5,6]	1,856	1,852
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[1,5]	298	296
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	6,108	5,954
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	967	940
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,5]	1,016	961
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1,5]	1,231	1,314
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1,5]	1,132	1,168
	MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 7.11% 12/15/2056[1,5]	2,347	2,499
	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.252% 12/15/2056[1,5]	392	408
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.20% 3/25/2050[1,5,6]	1,998	2,010
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.335% 11/25/2053[1,5,6]	19,608	20,382
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.835% 11/25/2053[1,5,6]	46,028	51,682
	Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.335% 11/25/2051[1,5,6]	4,000	4,063
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,6]	2,045	1,833
	One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,6]	1,000	867
	OPG Trust, Series 2021-PORT, Class D, (1-month USD CME Term SOFR + 1.245%) 6.573% 10/15/2036[1,5,6]	959	941
	ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.98% 10/19/2036[1,5,6]	2,948	2,955
	ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.63% 10/19/2036[1,5,6]	6,283	6,324
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,5,6]	35,395	35,274
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[1,5,6]	486	484
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,6,7]	2,790	2,645
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.943% 5/15/2038[1,5,6]	2,631	2,429
	SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 7.243% 5/15/2038[1,5,6]	1,910	1,745
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	21,061	17,219

7	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,5,6]	USD9,000	$8,867
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,5,6]	5,562	5,485
	SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.022% 11/15/2038[1,5,6]	239	236
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.279% 1/15/2039[1,5,6]	11,408	11,197
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.029% 1/15/2039[1,5,6]	2,000	1,957
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.53% 8/15/2050[1,5]	1,582	1,449
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,5]	1,961	1,909
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,5]	3,989	3,883
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,5]	500	467
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.445% 10/15/2050[1,5]	4,975	4,442
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]	1,451	1,319
	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,5]	365	345
	Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052[1,5]	3,000	2,766
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]	2,500	2,042
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,5]	4,000	3,844
	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.109% 1/15/2059[1,5]	2,745	2,594
	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,5]	2,000	1,802
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[1,5,6]	3,293	3,305
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,5,6]	490	485
	WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[1,5,6]	1,242	1,232
			812,630

Collateralized mortgage-backed obligations (privately originated) 2.09%
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	7,150	6,665
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,5,6]	3,807	3,450
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	7,199	6,428
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,6,7]	28,116	26,505
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,5,6]	2,597	2,473
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,5,6]	2,246	2,205
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,5,6]	3,802	3,606
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,5,6]	1,714	1,548
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,5,6]	1,714	1,492
	Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,6,7]	3,596	3,276
	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 5.056% 6/15/2050[1,5]	700	607
	Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.35% 11/25/2024[1,5]	1,424	1,447
	Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.45% 9/25/2028[1,5]	575	595
	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 8.70% 1/25/2040[1,5,6]	3,361	3,506
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,5,6]	783	806
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,5,6]	8,428	8,682
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.035% 1/25/2044[1,5,6]	388	396
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 9.335% 1/25/2044[1,5,6]	500	518

American Funds Strategic Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,5,6]	USD7,843	$7,851
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.835% 2/25/2044[1,5,6]	7,110	7,244
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 9.035% 2/25/2044[1,5,6]	1,260	1,292
	Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,6]	1,000	935
	FARM Mortgage Trust, Series 2024-1, Class B, 5.121% 10/1/2053[1,5,6]	2,346	1,911
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	5,163	5,603
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,6]	828	896
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,6]	956	965
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[1,5]	256	257
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.15% 4/25/2028[1,5]	1,328	1,377
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 14.80% 4/25/2028[1,5]	2,074	2,260
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.10% 10/25/2028[1,5]	1,405	1,473
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.45% 12/25/2028[1,5]	155	163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (30-day Average USD-SOFR + 3.914%) 9.25% 3/25/2029[1,5]	362	378
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.635% 2/25/2042[1,5,6]	2,455	2,467
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,5,6]	6,600	6,701
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[1,5,6]	3,000	3,122
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,5,6]	191	194
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.685% 5/25/2042[1,5,6]	2,050	2,155
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,5,6]	2,686	2,759
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.835% 6/25/2042[1,5,6]	2,400	2,606
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,5,6]	742	752
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,5,6]	3,344	3,565
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[1,5,6]	10,287	10,334
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 13.20% 9/25/2048[1,5,6]	4,500	5,283
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.60% 7/25/2049[1,5,6]	9,324	10,814
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.95% 9/25/2049[1,5,6]	2,950	3,343
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[1,5,6]	722	724
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 10.55% 1/25/2050[1,5,6]	2,000	2,163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 10.70% 1/25/2050[1,5,6]	5,000	5,472
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,5,6]	1,086	1,097
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.25% 2/25/2050[1,5,6]	5,000	5,367
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 13.05% 3/25/2050[1,5,6]	1,000	1,197
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.80% 6/25/2050[1,5,6]	6,740	8,843

9	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.55% 6/27/2050[1,5,6]	USD1,869	$2,046
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.45% 7/25/2050[1,5,6]	2,222	3,012
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,5,6]	11,214	12,898
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.45% 8/25/2050[1,5,6]	8,954	12,165
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.127% 10/25/2050[1,5,6]	1,017	1,028
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.827% 10/25/2050[1,5,6]	3,000	4,185
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.985% 12/25/2050[1,5,6]	1,500	1,707
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,6,7]	576	576
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,6,7]	466	464
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[1,6]	7,670	7,698
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[1,6]	2,628	2,667
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,787	2,724
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,6,7]	2,185	2,129
	Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,5,6]	1,498	1,342
	Mill City Mortgage Trust, Series 2017-1, Class B2, 4.036% 11/25/2058[1,5,6]	1,000	885
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,5,6]	3,640	3,074
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,6]	1,698	1,470
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,6]	1,414	1,255
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,5,6]	1,993	1,736
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,5,6]	1,219	1,051
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	24,172	21,781
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,6]	2,074	1,847
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,6]	711	622
	Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.235% 3/25/2054[1,5,6]	1,500	1,449
	Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.132% 4/25/2056[1,5,6]	3,500	3,187
	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.183% 4/25/2057[1,5,6]	2,000	1,807
	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.668% 6/25/2057[1,5,6]	1,000	847
	Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.728% 12/25/2058[1,5,6]	3,388	2,708
	Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[1,5,6]	2,550	2,179
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	24,714	24,158
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,6,7]	6,508	6,490
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,6,7]	42,225	42,214
	VM Fund I, LLC 8.625% 1/15/2028[6,8]	43,207	42,559
			401,728
	Total mortgage-backed obligations		7,529,696
Corporate bonds, notes & loans 30.24%
Financials 7.03%
	AG Issuer, LLC 6.25% 3/1/2028[6]	2,500	2,448
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	4,190	4,348
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	3,325	3,305
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	9,355	8,769
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	3,000	2,962
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	2,212	2,359
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	2,596	2,540
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	4,670	4,686
	Aon Corp. 5.35% 2/28/2033	6,249	6,210
	Aon North America, Inc. 5.45% 3/1/2034	2,303	2,294
	Aretec Group, Inc. 10.00% 8/15/2030[6]	7,640	8,319
	Banco BTG Pactual SA 6.25% 4/8/2029[6]	4,043	4,066
	Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[6]	5,250	5,231

American Funds Strategic Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	USD15,000	$13,301
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[7]	20,000	19,844
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	11,400	9,330
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	28,757	23,550
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[7]	5,266	5,419
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[7]	18,234	18,222
	Bank of Montreal 2.65% 3/8/2027	30,000	28,133
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	13,096	12,932
	Bank of Nova Scotia (The) 2.45% 2/2/2032	18,471	15,240
	BlackRock Funding, Inc. 5.00% 3/14/2034	7,000	6,948
	BlackRock Funding, Inc. 5.25% 3/14/2054	12,604	12,189
	Block, Inc. 6.50% 5/15/2032[6]	14,650	14,864
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,7]	5,000	4,193
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	22,916	22,809
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	14,000	14,608
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	21,343	21,268
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	16,400	17,328
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	8,325	8,348
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	6,344	6,317
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	6,800	6,834
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	8,299	8,520
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	19,388	19,511
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	5,314	5,421
	Chubb INA Holdings, LLC 5.00% 3/15/2034	20,000	19,810
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[7]	3,724	3,198
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[7]	4,424	3,636
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	8,085	6,870
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[7]	13,048	13,672
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	6,840	6,960
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	4,503	4,657
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	11,300	9,699
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	46,125	37,024
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	5,280	5,013
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	5,100	4,620
	Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,451
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,361	3,010
	Corebridge Financial, Inc. 4.40% 4/5/2052	9,914	7,803
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	12,525	12,129
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	9,425	8,947
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	7,375	7,672
	Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[7]	2,617	2,945
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	3,220	3,302
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	9,340	8,627
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]	1,070	1,016
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	6,939
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[7]	3,736	3,033
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	17,185	14,455
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[7]	36,434	30,304
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	16,975	17,395
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[7]	8,858	6,554
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,203	2,251
	Hightower Holding, LLC 6.75% 4/15/2029[6]	3,380	3,166
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	7,210	7,162
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	6,320	6,284
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]	9,888	8,278
	HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[7]	9,000	8,908
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	10,844	10,907
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	22,173	23,210
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,055	996

11	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	HUB International, Ltd. 5.625% 12/1/2029[6]	USD7,300	$6,911
	HUB International, Ltd. 7.25% 6/15/2030[6]	12,781	13,111
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,832	1,845
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,874	1,792
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[7]	14,687	14,310
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]	15,750	14,838
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[7]	11,000	10,734
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	3,573	2,908
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	1,359	1,132
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[7]	9,347	9,295
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	35,900	36,847
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	5,000	4,668
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	3,980	4,018
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	21,500	21,426
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]	3,551	3,541
	Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	7,309	6,065
	Mastercard, Inc. 4.85% 3/9/2033	768	765
	Mastercard, Inc. 4.875% 5/9/2034	2,571	2,543
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	2,061	1,922
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	3,101	3,092
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	4,657	4,737
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	1,509	1,212
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[7]	6,235	5,096
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	12,515	12,456
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[7]	10,196	11,016
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	40,118	41,139
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[7]	10,577	10,466
	Nasdaq, Inc. 6.10% 6/28/2063	1,409	1,435
	National Australia Bank, Ltd. 2.99% 5/21/2031[6]	17,000	14,317
	Navient Corp. 4.875% 3/15/2028	930	854
	Navient Corp. 9.375% 7/25/2030	16,000	16,839
	Navient Corp. 11.50% 3/15/2031	9,460	10,430
	Navient Corp. 5.625% 8/1/2033	9,655	7,716
	New York Life Global Funding 4.55% 1/28/2033[6]	5,893	5,607
	OneMain Finance Corp. 7.50% 5/15/2031	10,850	10,988
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	2,500	2,576
	Oxford Finance, LLC 6.375% 2/1/2027[6]	6,055	5,837
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[7]	18,000	18,555
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	62,311	67,942
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	370	372
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[7]	15,045	14,545
	Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	16,267
	Travelers Companies, Inc. 2.55% 4/27/2050	361	220
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,597	1,610
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	12,097	12,050
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,9]	12,815	13,098
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,050	1,944
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	7,797	7,909
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	21,375	21,465
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	22,550	21,059
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	750	603
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,7]	13,075	13,067
	UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[6,7]	5,375	4,373
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	4,200	4,237
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	15,571	15,360
	Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[7]	4,891	4,706
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	31,062	33,127

American Funds Strategic Bond Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]	USD37,412	$37,296
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	14,064	12,029
	Westpac Banking Corp. 1.953% 11/20/2028	7,248	6,409
			1,353,296

Health care 4.76%
	AbbVie, Inc. 2.60% 11/21/2024	3,616	3,576
	AbbVie, Inc. 3.20% 11/21/2029	1,207	1,108
	AbbVie, Inc. 5.05% 3/15/2034	32,320	32,238
	AbbVie, Inc. 5.35% 3/15/2044	1,350	1,335
	AbbVie, Inc. 5.40% 3/15/2054	20,690	20,474
	AbbVie, Inc. 5.50% 3/15/2064	3,650	3,606
	AdaptHealth, LLC 5.125% 3/1/2030[6]	6,865	6,012
	Amgen, Inc. 3.00% 2/22/2029	600	552
	Amgen, Inc. 4.05% 8/18/2029	16,075	15,380
	Amgen, Inc. 5.25% 3/2/2030	11,990	12,082
	Amgen, Inc. 4.20% 3/1/2033	14,000	12,977
	Amgen, Inc. 5.25% 3/2/2033	53,634	53,504
	Amgen, Inc. 4.875% 3/1/2053	4,975	4,384
	Amgen, Inc. 5.65% 3/2/2053	21,773	21,458
	Amgen, Inc. 5.75% 3/2/2063	12,500	12,252
	AstraZeneca Finance, LLC 1.75% 5/28/2028	3,050	2,706
	AstraZeneca Finance, LLC 4.90% 2/26/2031	2,600	2,594
	AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	16,788
	AstraZeneca PLC 3.375% 11/16/2025	3,600	3,513
	AthenaHealth Group, Inc. 6.50% 2/15/2030[6]	10,000	9,216
	Avantor Funding, Inc. 4.625% 7/15/2028[6]	5,785	5,510
	Banner Health 2.913% 1/1/2051	10,000	6,628
	Bausch Health Americas, Inc. 8.50% 1/31/2027[6]	10,655	7,422
	Bausch Health Companies, Inc. 5.00% 2/15/2029[6]	5,100	2,475
	Baxter International, Inc. 2.272% 12/1/2028	5,032	4,436
	Baxter International, Inc. 2.539% 2/1/2032	8,938	7,334
	Baxter International, Inc. 3.132% 12/1/2051	12,537	7,864
	Bayer US Finance, LLC 6.50% 11/21/2033[6]	19,023	19,468
	Bayer US Finance, LLC 6.875% 11/21/2053[6]	3,496	3,594
	Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,110
	Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	15,666
	Boston Scientific Corp. 2.65% 6/1/2030	2,705	2,375
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,450	1,456
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	75,353	75,228
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,796
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	882
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,303
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,251
	Cencora, Inc. 5.125% 2/15/2034	1,971	1,936
	Centene Corp. 2.45% 7/15/2028	24,165	21,473
	Centene Corp. 3.00% 10/15/2030	3,625	3,102
	Centene Corp. 2.50% 3/1/2031	1,519	1,248
	Centene Corp. 2.625% 8/1/2031	3,049	2,507
	Cigna Group (The) 2.375% 3/15/2031	1,713	1,438
	Cigna Group (The) 5.25% 2/15/2034	5,334	5,262
	Cigna Group (The) 5.60% 2/15/2054	1,064	1,022
	CVS Health Corp. 5.55% 6/1/2031	1,517	1,519
	CVS Health Corp. 5.25% 2/21/2033	2,144	2,095
	CVS Health Corp. 5.70% 6/1/2034	45,545	45,439
	CVS Health Corp. 6.00% 6/1/2044	28,051	27,507
	CVS Health Corp. 5.625% 2/21/2053	12,500	11,616
	CVS Health Corp. 5.875% 6/1/2053	4,000	3,836
	CVS Health Corp. 6.05% 6/1/2054	27,703	27,188
	CVS Health Corp. 6.00% 6/1/2063	3,074	2,947
	Elevance Health, Inc. 4.75% 2/15/2033	3,300	3,188
	Elevance Health, Inc. 5.125% 2/15/2053	926	853
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	4,205	4,345
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,9]	3,695	3,692
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	15,000	15,202
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,723

13	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Gilead Sciences, Inc. 2.80% 10/1/2050	USD1,462	$917
	Gilead Sciences, Inc. 5.55% 10/15/2053	889	888
	HCA, Inc. 3.625% 3/15/2032	5,028	4,430
	Humana, Inc. 5.375% 4/15/2031	1,202	1,196
	Humana, Inc. 5.95% 3/15/2034	6,486	6,633
	Humana, Inc. 5.75% 4/15/2054	9,961	9,607
	Johnson & Johnson 4.90% 6/1/2031	1,926	1,945
	Johnson & Johnson 4.95% 6/1/2034	3,907	3,954
	Johnson & Johnson 5.25% 6/1/2054	1,290	1,296
	Medline Borrower, LP 6.25% 4/1/2029[6]	3,840	3,888
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	8,825	8,032
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	16,993	16,565
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	19,027
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,781
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[6,10]	12,099	11,358
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,10]	699	560
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[5,9,10]	1,027	977
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	23,675	20,904
	Roche Holdings, Inc. 5.593% 11/13/2033[6]	14,044	14,571
	Roche Holdings, Inc. 4.985% 3/8/2034[6]	16,154	16,025
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	9,473	5,794
	Roche Holdings, Inc. 5.218% 3/8/2054[6]	608	598
	Solventum Corp. 5.60% 3/23/2034[6]	1,675	1,646
	Solventum Corp. 5.90% 4/30/2054[6]	1,588	1,519
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[6]	5,415	5,430
	Summa Health 3.511% 11/15/2051	9,945	7,260
	Sutter Health 1.321% 8/15/2025	6,000	5,729
	Sutter Health 5.164% 8/15/2033	9,905	9,937
	Team Health Holdings, Inc. 6.375% 2/1/2025[6]	1,475	1,415
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,300	6,857
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	14,245	13,745
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	3,996
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	15,675
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,867
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,031
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	4,620	3,232
	Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	1,766	1,762
	UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,427
	UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,594
	UnitedHealth Group, Inc. 4.20% 5/15/2032	2,626	2,472
	UnitedHealth Group, Inc. 5.35% 2/15/2033	11,158	11,311
	UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,172
	UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	9,771
	UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,201
	UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,587
	UnitedHealth Group, Inc. 5.375% 4/15/2054	638	620
	UnitedHealth Group, Inc. 5.50% 4/15/2064	464	450
	West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,834
			915,177

Energy 3.61%
	3R Lux SARL 9.75% 2/5/2031[6]	6,224	6,537
	AI Candelaria (Spain), SLU 5.75% 6/15/2033[6]	2,990	2,421
	Apache Corp. 4.625% 11/15/2025	5,395	5,331
	Apache Corp. 5.10% 9/1/2040	1,560	1,332
	Apache Corp. 4.75% 4/15/2043	10,783	8,635
	Apache Corp. 5.35% 7/1/2049	1,067	894
	Baytex Energy Corp. 7.375% 3/15/2032[6]	4,720	4,800
	Blue Racer Midstream, LLC 7.00% 7/15/2029[6]	2,815	2,869
	Blue Racer Midstream, LLC 7.25% 7/15/2032[6]	2,095	2,155
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	5,970	6,258
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	9,757	10,229
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,000	1,924
	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,665
	Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,084

American Funds Strategic Bond Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Cheniere Energy Partners, LP 4.00% 3/1/2031	USD4,790	$4,359
	Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	25,364
	Chesapeake Energy Corp. 5.50% 2/1/2026[6]	1,800	1,785
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	1,550	1,535
	Chevron Corp. 2.236% 5/11/2030	3,290	2,849
	Chevron Corp. 3.078% 5/11/2050	1,181	807
	Civitas Resources, Inc. 8.375% 7/1/2028[6]	12,575	13,192
	Civitas Resources, Inc. 8.625% 11/1/2030[6]	2,455	2,634
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	9,090	9,746
	CNX Resources Corp. 7.375% 1/15/2031[6]	3,079	3,152
	CNX Resources Corp. 7.25% 3/1/2032[6]	1,960	2,001
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	3,015	2,808
	Coterra Energy, Inc. 5.60% 3/15/2034	2,318	2,313
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	3,045	3,220
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	4,860	4,957
	Crescent Energy Finance, LLC 7.375% 1/15/2033[6]	6,195	6,212
	CrownRock, LP 5.00% 5/1/2029[6]	3,030	3,007
	Diamondback Energy, Inc. 5.15% 1/30/2030	3,134	3,122
	Diamondback Energy, Inc. 5.40% 4/18/2034	10,561	10,460
	Diamondback Energy, Inc. 5.75% 4/18/2054	5,153	4,999
	Diamondback Energy, Inc. 5.90% 4/18/2064	3,455	3,338
	Ecopetrol SA 4.625% 11/2/2031	220	180
	Ecopetrol SA 8.875% 1/13/2033	15,765	16,291
	Ecopetrol SA 8.375% 1/19/2036	17,425	17,127
	Enbridge Energy Partners, LP 5.875% 10/15/2025	155	155
	Enbridge, Inc. 6.70% 11/15/2053	4,291	4,689
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	3,230	3,371
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[6]	2,765	2,348
	Energy Transfer, LP 2.90% 5/15/2025	3,201	3,123
	Energy Transfer, LP 5.60% 9/1/2034	10,240	10,179
	Energy Transfer, LP 5.95% 5/15/2054	14,821	14,441
	Energy Transfer, LP 6.05% 9/1/2054	4,173	4,118
	Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[7,11]	2,700	2,630
	Eni SpA 5.50% 5/15/2034[6]	14,551	14,423
	Eni SpA 5.95% 5/15/2054[6]	19,257	18,927
	EQM Midstream Partners, LP 6.00% 7/1/2025[6]	7,200	7,206
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	3,620	3,661
	EQM Midstream Partners, LP 4.50% 1/15/2029[6]	2,555	2,413
	EQM Midstream Partners, LP 4.75% 1/15/2031[6]	2,850	2,667
	Equinor ASA 3.70% 4/6/2050	1,217	925
	Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,055
	Exxon Mobil Corp. 3.452% 4/15/2051	1,229	888
	GeoPark, Ltd. 5.50% 1/17/2027	2,055	1,870
	Global Partners, LP 8.25% 1/15/2032[6]	2,135	2,196
	Gray Oak Pipeline, LLC 2.60% 10/15/2025[6]	4,442	4,266
	Hess Corp. 5.80% 4/1/2047	1,303	1,320
	Hilcorp Energy I, LP 5.75% 2/1/2029[6]	1,285	1,244
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	2,700	2,610
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	865	829
	Hilcorp Energy I, LP 6.25% 4/15/2032[6]	4,550	4,379
	Hilcorp Energy I, LP 8.375% 11/1/2033[6]	5,220	5,567
	Kinder Morgan, Inc. 5.20% 6/1/2033	1,831	1,778
	Kinder Morgan, Inc. 5.40% 2/1/2034	9,576	9,433
	Kinder Morgan, Inc. 3.25% 8/1/2050	3,345	2,136
	Leviathan Bond, Ltd. 6.75% 6/30/2030[6]	3,245	2,904
	Marathon Oil Corp. 4.40% 7/15/2027	1,175	1,149
	Modec Finance BV 7.84% 7/15/2026[8,12]	9,000	9,049
	MPLX, LP 1.75% 3/1/2026	5,933	5,578
	MPLX, LP 4.95% 9/1/2032	4,188	4,009
	Murphy Oil Corp. 5.875% 12/1/2027	1,261	1,261
	MV24 Capital BV 6.748% 6/1/2034	12,316	11,775
	MV24 Capital BV 6.748% 6/1/2034[6]	1,131	1,082
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	10,985	10,115
	New Fortress Energy, Inc. 8.75% 3/15/2029[6]	14,180	12,956
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	4,495	4,583
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	8,540	8,678

15	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Noble Finance II, LLC 8.00% 4/15/2030[6]	USD1,850	$1,927
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	4,475	4,701
	Occidental Petroleum Corp. 6.125% 1/1/2031	9,602	9,834
	Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	12,542
	Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	12,526
	ONEOK, Inc. 6.05% 9/1/2033	5,812	5,987
	ONEOK, Inc. 3.95% 3/1/2050	12,500	9,079
	ONEOK, Inc. 7.15% 1/15/2051	2,610	2,870
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	7,285	8,070
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	2,150	2,210
	Petroleos Mexicanos 6.875% 10/16/2025	25,000	24,928
	Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,083
	Petroleos Mexicanos 6.70% 2/16/2032	11,544	9,673
	Petroleos Mexicanos 10.00% 2/7/2033	20,000	20,085
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	1,290	1,311
	Raizen Fuels Finance SA 6.95% 3/5/2054[6]	2,050	2,087
	Range Resources Corp. 4.75% 2/15/2030[6]	1,340	1,258
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	4,665	4,712
	Southwestern Energy Co. 8.375% 9/15/2028	1,035	1,071
	Southwestern Energy Co. 5.375% 3/15/2030	8,780	8,488
	Southwestern Energy Co. 4.75% 2/1/2032	2,200	2,025
	Sunoco, LP 7.00% 5/1/2029[6]	5,195	5,328
	Sunoco, LP 7.25% 5/1/2032[6]	4,620	4,782
	Talos Production, Inc. 9.00% 2/1/2029[6]	1,510	1,586
	Talos Production, Inc. 9.375% 2/1/2031[6]	935	988
	TotalEnergies Capital SA 5.15% 4/5/2034	2,390	2,392
	TotalEnergies Capital SA 5.488% 4/5/2054	669	660
	Transocean Aquila, Ltd. 8.00% 9/30/2028[6]	3,915	3,981
	Transocean, Inc. 8.00% 2/1/2027[6]	4,288	4,277
	Transocean, Inc. 8.25% 5/15/2029[6]	5,250	5,267
	Transocean, Inc. 8.75% 2/15/2030[6]	3,417	3,590
	Transocean, Inc. 8.50% 5/15/2031[6]	4,500	4,506
	Transocean, Inc. 6.80% 3/15/2038	5,000	4,152
	USA Compression Partners, LP 7.125% 3/15/2029[6]	7,660	7,725
	Vallourec SA 7.50% 4/15/2032[6]	9,260	9,600
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	4,855	4,425
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	10,796	10,964
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	3,970	3,565
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	12,500	12,888
	Venture Global LNG, Inc. 8.375% 6/1/2031[6]	7,740	8,034
	Vital Energy, Inc. 7.875% 4/15/2032[6]	10,985	11,175
	Williams Companies, Inc. 5.15% 3/15/2034	24,499	23,912
			694,842

Industrials 2.61%
	Air Lease Corp. 5.30% 6/25/2026	2,000	1,994
	Allison Transmission, Inc. 3.75% 1/30/2031[6]	4,575	4,015
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[5,9]	8,775	8,788
	BAE Systems PLC 5.30% 3/26/2034[6]	15,442	15,306
	Boeing Co. 4.875% 5/1/2025	162	160
	Boeing Co. 5.15% 5/1/2030	19,632	18,858
	Boeing Co. 3.625% 2/1/2031	5,069	4,439
	Boeing Co. 6.388% 5/1/2031[6]	5,439	5,539
	Boeing Co. 3.60% 5/1/2034	6,460	5,200
	Boeing Co. 6.528% 5/1/2034[6]	11,522	11,803
	Boeing Co. 5.705% 5/1/2040	4,000	3,690
	Boeing Co. 5.805% 5/1/2050	2,467	2,225
	Boeing Co. 6.858% 5/1/2054[6]	18,364	18,860
	Boeing Co. 5.93% 5/1/2060	11,000	9,841
	Boeing Co. 7.008% 5/1/2064[6]	239	245
	Bombardier, Inc. 7.125% 6/15/2026[6]	1,675	1,701
	Bombardier, Inc. 7.875% 4/15/2027[6]	1,482	1,487
	Bombardier, Inc. 6.00% 2/15/2028[6]	4,180	4,137
	Bombardier, Inc. 7.50% 2/1/2029[6]	9,000	9,336
	Bombardier, Inc. 8.75% 11/15/2030[6]	12,000	12,984
	Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,685

American Funds Strategic Bond Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	USD4,238	$4,249
	BWX Technologies, Inc. 4.125% 6/30/2028[6]	4,760	4,449
	Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,707
	Canadian Pacific Railway Co. 3.10% 12/2/2051	16,554	11,004
	Carrier Global Corp. 5.90% 3/15/2034	16,152	16,865
	Carrier Global Corp. 3.577% 4/5/2050	1,955	1,424
	Carrier Global Corp. 6.20% 3/15/2054	11,737	12,578
	CoreLogic, Inc. 4.50% 5/1/2028[6]	10,000	9,085
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,9]	3,375	3,312
	CSX Corp. 5.20% 11/15/2033	2,003	2,009
	CSX Corp. 3.80% 4/15/2050	546	417
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	5,115	5,310
	GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,401	4,064
	Herc Holdings, Inc. 6.625% 6/15/2029[6]	4,785	4,856
	Hertz Corp. (The) 4.625% 12/1/2026[6]	2,205	1,602
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,9]	1,295	1,175
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,9]	250	226
	Honeywell International, Inc. 5.00% 3/1/2035	8,444	8,375
	Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,819
	Icahn Enterprises, LP 9.75% 1/15/2029[6]	13,000	13,484
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	11,206	11,232
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	409
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	13,660	13,660
	Lockheed Martin Corp. 5.10% 11/15/2027	8,371	8,431
	Lockheed Martin Corp. 5.25% 1/15/2033	12,785	13,002
	Lockheed Martin Corp. 4.75% 2/15/2034	385	375
	Lockheed Martin Corp. 4.80% 8/15/2034	2,364	2,309
	Lockheed Martin Corp. 5.70% 11/15/2054	6,373	6,561
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	2,343	2,350
	NESCO Holdings II, Inc. 5.50% 4/15/2029[6]	4,970	4,609
	Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,597
	Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,267
	Norfolk Southern Corp. 5.35% 8/1/2054	15,905	15,180
	Northrop Grumman Corp. 4.90% 6/1/2034	3,714	3,613
	PM General Purchaser, LLC 9.50% 10/1/2028[6]	6,330	6,473
	Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,342
	Regal Rexnord Corp. 6.40% 4/15/2033	15,000	15,357
	Republic Services, Inc. 5.20% 11/15/2034	15,000	14,897
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	810	847
	Rolls-Royce PLC 5.75% 10/15/2027[6]	10,265	10,321
	RTX Corp. 6.00% 3/15/2031	1,078	1,123
	RTX Corp. 6.10% 3/15/2034	7,284	7,671
	RTX Corp. 5.375% 2/27/2053	12,191	11,588
	SkyMiles IP, Ltd. 4.50% 10/20/2025[6]	2,252	2,225
	SkyMiles IP, Ltd. 4.75% 10/20/2028[6]	2,760	2,689
	SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.075% 10/20/2027[5,9]	1,288	1,321
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	6,460	6,057
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	2,492	2,686
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	4,400	4,859
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,625	2,547
	TransDigm, Inc. 5.50% 11/15/2027	5,000	4,914
	TransDigm, Inc. 4.875% 5/1/2029	1,990	1,866
	Union Pacific Corp. 2.375% 5/20/2031	26,768	22,734
	Union Pacific Corp. 2.80% 2/14/2032	9,999	8,631
	Union Pacific Corp. 2.95% 3/10/2052	9,118	5,874
	United Airlines, Inc. 4.375% 4/15/2026[6]	3,605	3,487
	United Airlines, Inc. 4.625% 4/15/2029[6]	2,920	2,722
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	3,095	3,154
			502,283

17	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 2.49%
	1011778 B.C. Unlimited Liability Co. 5.75% 4/15/2025[6]	USD3,200	$3,191
	Advance Auto Parts, Inc. 5.95% 3/9/2028	1,402	1,391
	Advance Auto Parts, Inc. 3.50% 3/15/2032	2,766	2,352
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,9]	2,392	2,341
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	4,720	4,311
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	1,915	1,678
	Amazon.com, Inc. 1.00% 5/12/2026	20,000	18,613
	Amazon.com, Inc. 2.10% 5/12/2031	20,000	16,858
	Amazon.com, Inc. 4.70% 12/1/2032	1,093	1,084
	Amazon.com, Inc. 3.10% 5/12/2051	10,000	6,877
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,865	2,651
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	3,495	3,169
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	3,605	3,288
	AutoNation, Inc. 3.85% 3/1/2032	15,000	13,329
	BMW US Capital, LLC 3.90% 4/9/2025[6]	5,300	5,237
	BMW US Capital, LLC 3.45% 4/1/2027[6]	8,625	8,271
	Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,218
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	9,565	8,675
	Carnival Corp. 5.75% 3/1/2027[6]	11,000	10,874
	Carnival Corp. 4.00% 8/1/2028[6]	11,000	10,337
	Carnival Corp. 6.00% 5/1/2029[6]	14,555	14,387
	Carnival Corp. 7.00% 8/15/2029[6]	3,470	3,599
	Carnival Corp. 10.50% 6/1/2030[6]	1,975	2,147
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	4,210	4,357
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	24,000	23,963
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	7,775	6,931
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	3,934	3,249
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	5,078	5,022
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	5,000	4,557
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	5,000	4,395
	Ford Motor Co. 4.75% 1/15/2043	3,329	2,694
	Ford Motor Co. 5.291% 12/8/2046	6,671	5,843
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	4,175	4,145
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,347
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,007
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,593
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,386
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,994	1,759
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,047
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,866	5,145
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	13,108	12,974
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	11,465	11,589
	General Motors Co. 6.80% 10/1/2027	1,882	1,954
	General Motors Financial Co., Inc. 5.55% 7/15/2029	1,265	1,265
	General Motors Financial Co., Inc. 5.95% 4/4/2034	1,540	1,542
	Grand Canyon University 4.375% 10/1/2026	10,000	9,975
	Grand Canyon University 5.125% 10/1/2028	7,000	6,330
	Grupo Axo, SAPI de CV 5.75% 6/8/2026[6]	4,450	4,504
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	2,000	2,097
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,9]	2,809	2,821
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[6]	9,808	9,790
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	3,403	3,176
	Home Depot, Inc. 4.85% 6/25/2031	2,295	2,278
	Home Depot, Inc. 4.95% 6/25/2034	3,335	3,301
	Home Depot, Inc. 5.875% 12/16/2036	1,970	2,088
	Home Depot, Inc. 4.95% 9/15/2052	1,382	1,277
	Home Depot, Inc. 5.40% 6/25/2064	14,804	14,439
	Jacobs Entertainment, Inc. 6.75% 2/15/2029[6]	5,305	4,924
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	4,795	5,008
	Marriott International, Inc. 5.75% 5/1/2025	129	129
	McDonald’s Corp. 5.00% 5/17/2029	2,384	2,382
	McDonald’s Corp. 4.95% 8/14/2033	5,068	4,995
	McDonald’s Corp. 5.20% 5/17/2034	2,923	2,936
	McDonald’s Corp. 3.625% 9/1/2049	979	710
	McDonald’s Corp. 4.20% 4/1/2050	2,259	1,802

American Funds Strategic Bond Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 5.15% 9/9/2052	USD2,620	$2,418
	MercadoLibre, Inc. 2.375% 1/14/2026	4,255	4,039
	NCL Corp., Ltd. 5.875% 2/15/2027[6]	3,805	3,758
	NCL Corp., Ltd. 7.75% 2/15/2029[6]	4,880	5,077
	Party City Holdings, Inc. 0% 10/12/2028[8]	560	— [2]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,10]	2,445	2,362
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	16,160	15,651
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	5,000	4,940
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	11,931	12,606
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	5,195	5,068
	Starbucks Corp. 5.00% 2/15/2034	5,061	4,943
	Tapestry, Inc. 7.85% 11/27/2033	8,782	9,254
	Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,636
	Universal Entertainment Corp. 8.75% 12/11/2024[6]	5,500	5,925
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	5,229	5,426
	ZF North America Capital, Inc. 6.75% 4/23/2030[6]	14,645	14,929
			479,636

Communication services 2.26%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN1,103,000	58,697
	América Móvil, SAB de CV 9.50% 1/27/2031	823,210	42,072
	AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,212
	AT&T, Inc. 2.25% 2/1/2032	5,000	4,058
	AT&T, Inc. 3.50% 9/15/2053	22,215	15,092
	CCO Holdings, LLC 4.75% 3/1/2030[6]	2,200	1,907
	CCO Holdings, LLC 4.25% 2/1/2031[6]	13,500	11,032
	CCO Holdings, LLC 4.75% 2/1/2032[6]	20,000	16,394
	CCO Holdings, LLC 4.50% 6/1/2033[6]	7,875	6,205
	CCO Holdings, LLC 4.25% 1/15/2034[6]	8,725	6,630
	Charter Communications Operating, LLC 5.25% 4/1/2053	13,701	10,760
	Comcast Corp. 5.30% 6/1/2034	35,983	36,087
	Comcast Corp. 5.65% 6/1/2054	7,688	7,680
	Consolidated Communications, Inc. 5.00% 10/1/2028[6]	2,800	2,319
	DISH DBS Corp. 5.875% 11/15/2024	10,000	9,504
	DISH Network Corp. 11.75% 11/15/2027[6]	10,125	9,937
	Embarq Corp. 7.995% 6/1/2036	1,250	164
	Gray Television, Inc. 10.50% 7/15/2029[6]	19,925	20,052
	Gray Television, Inc. 5.375% 11/15/2031[6]	2,650	1,504
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,9]	5,070	4,827
	Meta Platforms, Inc. 3.85% 8/15/2032	35,000	32,553
	Meta Platforms, Inc. 4.45% 8/15/2052	22,500	19,411
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	5,810	5,371
	Netflix, Inc. 5.875% 11/15/2028	9,336	9,622
	Netflix, Inc. 5.375% 11/15/2029[6]	828	836
	Netflix, Inc. 4.875% 6/15/2030[6]	157	155
	News Corp. 3.875% 5/15/2029[6]	3,725	3,432
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	6,000	5,340
	Paramount Global 6.875% 4/30/2036	2,438	2,284
	Paramount Global 4.375% 3/15/2043	2,448	1,624
	Paramount Global 4.95% 5/19/2050	2,100	1,464
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	7,600	6,872
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	10,575	8,640
	T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	16,951
	T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,639
	Univision Communications, Inc. 6.625% 6/1/2027[6]	7,100	6,804
	Univision Communications, Inc. 8.00% 8/15/2028[6]	5,485	5,354
	Univision Communications, Inc. 4.50% 5/1/2029[6]	6,750	5,680
	Univision Communications, Inc. 7.375% 6/30/2030[6]	2,050	1,908
	Univision Communications, Inc. 8.50% 7/31/2031[6]	9,750	9,478
	Verizon Communications, Inc. 2.55% 3/21/2031	8,188	6,959
	Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,803
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	3,315	2,894
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,811	1,411
			434,618

19	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 2.02%
	Aegea Finance SARL 9.00% 1/20/2031[6]	USD7,485	$7,790
	AES Corp. 2.45% 1/15/2031	7,500	6,178
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]	2,751	2,394
	Alabama Power Co. 3.94% 9/1/2032	7,500	6,897
	Alabama Power Co. 5.85% 11/15/2033	2,900	3,020
	Alabama Power Co. 3.00% 3/15/2052	13,130	8,516
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	5,853	4,400
	Alliant Energy Finance, LLC 3.60% 3/1/2032[6]	6,800	5,923
	Consolidated Edison Company of New York, Inc. 5.375% 5/15/2034	2,573	2,587
	Consumers Energy Co. 3.60% 8/15/2032	5,148	4,630
	Consumers Energy Co. 4.625% 5/15/2033	14,550	13,940
	DTE Electric Co. 3.65% 3/1/2052	5,750	4,241
	DTE Energy Co. 3.00% 3/1/2032	9,475	8,205
	Duke Energy Corp. 5.45% 6/15/2034	4,998	4,942
	Duke Energy Corp. 6.10% 9/15/2053	8,000	8,129
	Duke Energy Florida, LLC 5.95% 11/15/2052	2,850	2,906
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[7]	10,000	9,537
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	9,825	10,710
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,11]	350	349
	Entergy Louisiana, LLC 4.75% 9/15/2052	650	562
	Eversource Energy 5.50% 1/1/2034	10,697	10,500
	FirstEnergy Corp. 2.65% 3/1/2030	3,712	3,229
	Florida Power & Light Co. 5.05% 4/1/2028	8,525	8,560
	Florida Power & Light Co. 5.10% 4/1/2033	9,168	9,130
	Florida Power & Light Co. 5.30% 6/15/2034	3,700	3,731
	Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,201
	Florida Power & Light Co. 5.60% 6/15/2054	1,075	1,087
	Georgia Power Co. 4.95% 5/17/2033	5,862	5,719
	Pacific Gas and Electric Co. 3.15% 1/1/2026	104	100
	Pacific Gas and Electric Co. 2.95% 3/1/2026	355	340
	Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,474
	Pacific Gas and Electric Co. 4.65% 8/1/2028	141	136
	Pacific Gas and Electric Co. 4.55% 7/1/2030	13,663	12,955
	Pacific Gas and Electric Co. 2.50% 2/1/2031	12,050	9,939
	Pacific Gas and Electric Co. 3.25% 6/1/2031	18,708	16,096
	Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	23,731
	Pacific Gas and Electric Co. 5.80% 5/15/2034	2,127	2,114
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,087	1,726
	Pacific Gas and Electric Co. 3.50% 8/1/2050	16,250	10,620
	PacifiCorp 5.45% 2/15/2034	12,250	12,106
	PacifiCorp 3.30% 3/15/2051	1,750	1,133
	PacifiCorp 2.90% 6/15/2052	608	359
	PacifiCorp 5.35% 12/1/2053	13,534	12,291
	PacifiCorp 5.50% 5/15/2054	23,741	22,074
	PacifiCorp 5.80% 1/15/2055	6,725	6,517
	PG&E Corp. 5.00% 7/1/2028	1,995	1,921
	PG&E Corp. 5.25% 7/1/2030	1,485	1,419
	Public Service Company of Colorado 5.35% 5/15/2034	3,100	3,075
	Public Service Company of Colorado 2.70% 1/15/2051	1,794	1,061
	Public Service Company of Colorado 5.75% 5/15/2054	1,175	1,161
	SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[7]	500	494
	SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[5]	600	595
	Southern California Edison Co. 2.85% 8/1/2029	1,100	988
	Southern California Edison Co. 5.45% 6/1/2031	3,929	3,959
	Southern California Edison Co. 2.75% 2/1/2032	16,975	14,327
	Southern California Edison Co. 3.65% 2/1/2050	930	662
	Southern California Edison Co. 3.45% 2/1/2052	23,624	16,061
	Southwestern Public Service Co. 6.00% 6/1/2054	2,200	2,196
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	12,341	13,168
	Virginia Electric & Power 2.30% 11/15/2031	1,763	1,454
	Virginia Electric & Power 2.40% 3/30/2032	6,100	5,016
	Virginia Electric & Power 2.45% 12/15/2050	8,041	4,518

American Funds Strategic Bond Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Xcel Energy, Inc. 4.60% 6/1/2032	USD4,275	$4,000
	Xcel Energy, Inc. 5.45% 8/15/2033	6,338	6,230
	Xcel Energy, Inc. 3.50% 12/1/2049	885	600
			388,629

Materials 1.65%
	Anglo American Capital PLC 5.375% 4/1/2025[6]	919	915
	Ball Corp. 2.875% 8/15/2030	14,060	11,958
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,347
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	22,032
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,248
	Braskem Idesa SAPI 7.45% 11/15/2029	13,000	10,594
	Braskem Idesa SAPI 6.99% 2/20/2032[6]	13,676	10,384
	Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,747
	Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	4,007
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	8,660	8,852
	Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	2,661
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	7,945	7,496
	Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,831
	Celanese US Holdings, LLC 6.35% 11/15/2028	12,754	13,110
	Celanese US Holdings, LLC 6.70% 11/15/2033	3,921	4,122
	Consolidated Energy Finance SA 6.50% 5/15/2026[6]	785	760
	Consolidated Energy Finance SA 12.00% 2/15/2031[6]	18,000	18,588
	CVR Partners, LP 6.125% 6/15/2028[6]	5,290	5,087
	Dow Chemical Co. (The) 5.15% 2/15/2034	10,746	10,516
	Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,666
	Dow Chemical Co. (The) 6.90% 5/15/2053	768	854
	Dow Chemical Co. (The) 5.60% 2/15/2054	6,224	5,992
	Eastman Chemical Co. 5.625% 2/20/2034	4,692	4,666
	EIDP, Inc. 4.80% 5/15/2033	6,692	6,459
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	6,500	6,357
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	11,200	11,717
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	13,721	13,630
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	8,422	8,382
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[6]	15,800	13,181
	LABL, Inc. 9.50% 11/1/2028[6]	4,370	4,410
	LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,135
	LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,759
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[6]	12,605	12,635
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	8,230	8,648
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	6,050	5,794
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	10,000	8,826
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	6,005	6,343
	OCI NV 6.70% 3/16/2033[6]	13,999	13,824
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[6]	5,090	5,102
	Sasol Financing USA, LLC 8.75% 5/3/2029[6]	21,000	21,378
	Vale Overseas, Ltd. 6.40% 6/28/2054	3,147	3,115
			317,128

Consumer staples 1.51%
	7-Eleven, Inc. 0.95% 2/10/2026[6]	6,625	6,171
	7-Eleven, Inc. 1.30% 2/10/2028[6]	1,890	1,648
	7-Eleven, Inc. 1.80% 2/10/2031[6]	12,000	9,616
	7-Eleven, Inc. 2.50% 2/10/2041[6]	10,002	6,539
	7-Eleven, Inc. 2.80% 2/10/2051[6]	8,991	5,365
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	5,730	5,159
	Anheuser-Busch Companies, LLC 4.70% 2/1/2036	4,373	4,171
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	4,827	4,792
	BAT Capital Corp. 5.834% 2/20/2031	669	679
	BAT Capital Corp. 2.726% 3/25/2031	5,000	4,218
	BAT Capital Corp. 4.742% 3/16/2032	10,000	9,493
	BAT Capital Corp. 6.421% 8/2/2033	5,707	5,969
	BAT Capital Corp. 6.00% 2/20/2034	15,000	15,182
	BAT Capital Corp. 4.39% 8/15/2037	1,050	887
	BAT Capital Corp. 4.54% 8/15/2047	1,145	882
	BAT Capital Corp. 4.758% 9/6/2049	941	742
	BAT Capital Corp. 5.65% 3/16/2052	4,750	4,247

21	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT Capital Corp. 7.081% 8/2/2053	USD11,800	$12,557
	Campbell Soup Co. 5.40% 3/21/2034	16,733	16,630
	Coca-Cola Co. 5.00% 5/13/2034	4,545	4,562
	Coca-Cola Co. 5.30% 5/13/2054	533	529
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,531	3,564
	Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,232
	Constellation Brands, Inc. 4.75% 5/9/2032	6,096	5,863
	Constellation Brands, Inc. 4.90% 5/1/2033	1,988	1,920
	H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,460
	H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,163
	Imperial Brands Finance PLC 5.875% 7/1/2034[6]	20,000	19,613
	J. M. Smucker Co. (The) 6.20% 11/15/2033	4,213	4,426
	J. M. Smucker Co. (The) 6.50% 11/15/2053	667	717
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[6]	15,000	15,034
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[6]	15,000	14,405
	MARB BondCo PLC 3.95% 1/29/2031[6]	2,821	2,347
	Minerva Luxembourg SA 8.875% 9/13/2033[6]	10,745	11,104
	NBM US Holdings, Inc. 6.625% 8/6/2029[12]	3,667	3,627
	Philip Morris International, Inc. 5.125% 11/17/2027	16,032	16,035
	Philip Morris International, Inc. 5.75% 11/17/2032	7,727	7,893
	Philip Morris International, Inc. 5.625% 9/7/2033	20,000	20,183
	Philip Morris International, Inc. 5.25% 2/13/2034	9,950	9,765
	Post Holdings, Inc. 5.50% 12/15/2029[6]	4,000	3,862
	Post Holdings, Inc. 4.625% 4/15/2030[6]	4,000	3,678
	Post Holdings, Inc. 4.50% 9/15/2031[6]	10,920	9,795
	Reynolds American, Inc. 5.85% 8/15/2045	105	97
			289,821

Information technology 1.27%
	Adobe, Inc. 4.95% 4/4/2034	2,444	2,434
	Analog Devices, Inc. 1.70% 10/1/2028	6,752	5,950
	Analog Devices, Inc. 2.10% 10/1/2031	14,325	11,863
	Analog Devices, Inc. 5.05% 4/1/2034	1,512	1,507
	Analog Devices, Inc. 5.30% 4/1/2054	548	535
	Broadcom, Inc. 3.419% 4/15/2033[6]	8,000	6,900
	Broadcom, Inc. 3.469% 4/15/2034[6]	2,727	2,326
	Broadcom, Inc. 3.187% 11/15/2036[6]	5,996	4,747
	Cisco Systems, Inc. 4.95% 2/26/2031	4,296	4,294
	Cisco Systems, Inc. 5.05% 2/26/2034	28,839	28,828
	Cisco Systems, Inc. 5.30% 2/26/2054	2,050	2,009
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	14,175	13,764
	Cloud Software Group, Inc. 8.25% 6/30/2032[6]	20,010	20,408
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,9]	10,877	10,881
	CommScope, Inc. 7.125% 7/1/2028[6]	2,162	899
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[5,6,9]	20,064	20,789
	Entegris, Inc. 4.75% 4/15/2029[6]	9,885	9,465
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,9,12]	2,907	2,922
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,9,12]	32	32
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	11,425	11,644
	Intel Corp. 5.15% 2/21/2034	15,535	15,347
	Intel Corp. 5.60% 2/21/2054	6,315	6,123
	ION Trading Technologies SARL 9.50% 5/30/2029[6]	7,115	7,253
	NCR Atleos Corp. 9.50% 4/1/2029[6]	14,074	15,223
	Oracle Corp. 3.60% 4/1/2050	5,000	3,503
	Oracle Corp. 3.95% 3/25/2051	4,855	3,592
	Oracle Corp. 5.55% 2/6/2053	577	546
	ServiceNow, Inc. 1.40% 9/1/2030	5,590	4,540
	Texas Instruments, Inc. 4.85% 2/8/2034	5,003	4,960
	UKG, Inc. 6.875% 2/1/2031[6]	7,850	7,954
	Unisys Corp. 6.875% 11/1/2027[6]	2,675	2,351
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[7,8,12]	10,655	10,370
			243,959

American Funds Strategic Bond Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 1.03%
	Alexandria Real Estate Equities, Inc. 5.25% 5/15/2036	USD882	$849
	Boston Properties, LP 2.55% 4/1/2032	904	705
	Boston Properties, LP 2.45% 10/1/2033	593	440
	Boston Properties, LP 6.50% 1/15/2034	19,565	19,912
	COPT Defense Properties, LP 2.75% 4/15/2031	2,000	1,655
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	4,075	3,436
	Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,855
	Crown Castle, Inc. 5.80% 3/1/2034	17,123	17,306
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,364	1,362
	Equinix, Inc. 2.625% 11/18/2024	2,226	2,200
	Equinix, Inc. 2.90% 11/18/2026	883	834
	Equinix, Inc. 3.40% 2/15/2052	4,370	2,999
	FibraSOMA 4.375% 7/22/2031[6]	7,079	5,667
	GLP Capital, LP 4.00% 1/15/2030	2,000	1,834
	Highwoods Realty, LP 7.65% 2/1/2034	3,000	3,231
	Hudson Pacific Properties, LP 4.65% 4/1/2029	182	140
	Hudson Pacific Properties, LP 3.25% 1/15/2030	3,818	2,642
	Iron Mountain, Inc. 5.00% 7/15/2028[6]	4,000	3,835
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	5,095	4,364
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	940	781
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,590	4,576
	Kilroy Realty, LP 2.50% 11/15/2032	544	408
	Kilroy Realty, LP 2.65% 11/15/2033	1,513	1,112
	Kilroy Realty, LP 6.25% 1/15/2036	14,982	14,233
	KRC Interim Corp. 6.40% 3/1/2034	1,943	2,055
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]	1,185	1,096
	MPT Operating Partnership, LP 5.25% 8/1/2026	2,000	1,819
	MPT Operating Partnership, LP 5.00% 10/15/2027	2,055	1,699
	Prologis, LP 5.00% 3/15/2034	4,575	4,476
	Prologis, LP 5.25% 3/15/2054	865	818
	Public Storage Operating Co. 5.35% 8/1/2053	10,690	10,321
	Service Properties Trust 4.75% 10/1/2026	2,295	2,152
	Service Properties Trust 4.95% 2/15/2027	965	878
	Service Properties Trust 3.95% 1/15/2028	1,650	1,384
	Service Properties Trust 4.95% 10/1/2029	965	733
	Service Properties Trust 4.375% 2/15/2030	1,125	796
	Service Properties Trust 8.625% 11/15/2031[6]	5,145	5,368
	Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,689
	Sun Communities Operating, LP 2.70% 7/15/2031	14,919	12,327
	Sun Communities Operating, LP 4.20% 4/15/2032	18,016	16,163
	VICI Properties, LP 3.75% 2/15/2027[6]	955	908
	VICI Properties, LP 3.875% 2/15/2029[6]	6,800	6,293
	VICI Properties, LP 4.125% 8/15/2030[6]	4,901	4,461
	VICI Properties, LP 5.125% 5/15/2032	19,250	18,353
	Vornado Realty, LP 2.15% 6/1/2026	934	862
	XHR, LP 4.875% 6/1/2029[6]	4,350	4,081
			197,108
	Total corporate bonds, notes & loans		5,816,497
U.S. Treasury bonds & notes 13.06%
U.S. Treasury 9.78%
	U.S. Treasury 3.25% 8/31/2024	165	164
	U.S. Treasury 4.25% 9/30/2024	94	94
	U.S. Treasury 4.375% 10/31/2024	2,004	1,997
	U.S. Treasury 3.875% 4/30/2025	1,978	1,957
	U.S. Treasury 4.25% 1/31/2026	1,881	1,863
	U.S. Treasury 1.875% 6/30/2026	566	536
	U.S. Treasury 0.875% 9/30/2026	2,093	1,926
	U.S. Treasury 1.625% 9/30/2026	385	360
	U.S. Treasury 4.625% 10/15/2026	3,268	3,265
	U.S. Treasury 1.75% 12/31/2026	24,924	23,267
	U.S. Treasury 4.00% 1/15/2027	27,421	27,022
	U.S. Treasury 4.25% 3/15/2027	3,092	3,067
	U.S. Treasury 4.50% 4/15/2027	4,488	4,481
	U.S. Treasury 4.50% 5/15/2027	1,926	1,923
	U.S. Treasury 4.625% 6/15/2027	5,873	5,889
	U.S. Treasury 4.125% 10/31/2027	1,908	1,887

23	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.625% 3/31/2028	USD6,311	$6,134
	U.S. Treasury 4.875% 10/31/2028	2,631	2,680
	U.S. Treasury 3.125% 11/15/2028	205	194
	U.S. Treasury 4.375% 11/30/2028	2,439	2,438
	U.S. Treasury 3.75% 12/31/2028	23,606	23,000
	U.S. Treasury 4.00% 1/31/2029	19,971	19,660
	U.S. Treasury 1.875% 2/28/2029	47,310	42,360
	U.S. Treasury 4.25% 2/28/2029	28,146	28,015
	U.S. Treasury 4.125% 3/31/2029	5,593	5,535
	U.S. Treasury 4.625% 4/30/2029	19,548	19,769
	U.S. Treasury 4.25% 6/30/2029	12,599	12,542
	U.S. Treasury 3.50% 1/31/2030[3]	344,000	329,461
	U.S. Treasury 1.375% 11/15/2031	4,248	3,455
	U.S. Treasury 2.75% 8/15/2032	3,174	2,824
	U.S. Treasury 4.125% 11/15/2032	17,130	16,841
	U.S. Treasury 4.00% 2/15/2034	29,260	28,408
	U.S. Treasury 4.375% 5/15/2034	11,174	11,178
	U.S. Treasury 4.375% 11/15/2039[3]	209,700	207,409
	U.S. Treasury 1.125% 8/15/2040	45,000	27,387
	U.S. Treasury 1.875% 2/15/2041[3]	176,283	120,506
	U.S. Treasury 2.25% 5/15/2041[3]	98,018	70,948
	U.S. Treasury 1.75% 8/15/2041	141,578	93,577
	U.S. Treasury 3.00% 5/15/2042	50,082	40,219
	U.S. Treasury 3.25% 5/15/2042	115,506	96,055
	U.S. Treasury 3.875% 2/15/2043	1,690	1,528
	U.S. Treasury 4.375% 8/15/2043	1,867	1,803
	U.S. Treasury 4.75% 11/15/2043	20,623	20,902
	U.S. Treasury 4.50% 2/15/2044	1,315	1,290
	U.S. Treasury 4.625% 5/15/2044	5,685	5,674
	U.S. Treasury 1.375% 8/15/2050[3]	29,660	15,186
	U.S. Treasury 1.625% 11/15/2050	66,000	36,153
	U.S. Treasury 2.375% 5/15/2051	77,828	51,285
	U.S. Treasury 3.625% 2/15/2053	15,719	13,379
	U.S. Treasury 4.75% 11/15/2053	13,637	14,103
	U.S. Treasury 4.25% 2/15/2054[3]	450,967	429,603
			1,881,199

U.S. Treasury inflation-protected securities 3.28%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	51,294	50,020
	U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[13]	173,951	155,883
	U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[13]	144,826	140,487
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[13]	3,978	2,424
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,13]	403,457	232,870
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[13]	87,862	49,775
			631,459
	Total U.S. Treasury bonds & notes		2,512,658
Bonds & notes of governments & government agencies outside the U.S. 6.08%
	Angola (Republic of) 9.50% 11/12/2025	5,570	5,664
	Angola (Republic of) 8.00% 11/26/2029	6,000	5,410
	Argentine Republic 1.00% 7/9/2029	161	92
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	16,951	7,141
	Brazil (Federative Republic of) 0% 7/1/2024	BRL931,000	166,478
	Brazil (Federative Republic of) 6.00% 8/15/2040[13]	57,185	9,855
	Brazil (Federative Republic of) 6.00% 8/15/2050[13]	1,053,168	177,600
	Brazil (Federative Republic of) 6.00% 5/15/2055[13]	9,409	1,591
	Brazil (Federative Republic of) 6.00% 8/15/2060[13]	57,185	9,611
	Chile (Republic of) 4.34% 3/7/2042	USD3,565	3,082
	Chile (Republic of) 3.10% 1/22/2061	21,959	13,612
	Colombia (Republic of) 3.00% 1/30/2030	5,422	4,447
	Colombia (Republic of) 3.125% 4/15/2031	3,297	2,606
	Colombia (Republic of) 8.00% 4/20/2033	22,365	23,197
	Colombia (Republic of) 7.50% 2/2/2034	7,660	7,686
	Colombia (Republic of) 8.00% 11/14/2035	11,970	12,336
	Colombia (Republic of) 5.625% 2/26/2044	200	154
	Colombia (Republic of) 5.00% 6/15/2045	7,341	5,178

American Funds Strategic Bond Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 5.20% 5/15/2049	USD1,279	$904
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	1,904
Egypt (Arab Republic of) 7.60% 3/1/2029	695	632
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	2,588
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	870
Egypt (Arab Republic of) 7.903% 2/21/2048	605	427
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,387
Egypt (Arab Republic of) 8.15% 11/20/2059	25,335	18,108
Egypt (Arab Republic of) 7.50% 2/16/2061	920	619
European Investment Bank 0.625% 10/21/2027	15,310	13,482
Gabonese Republic 7.00% 11/24/2031[6]	10,000	7,550
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[10]	GHS21,489	907
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[10]	21,520	790
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[10]	20,772	678
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[10]	20,802	626
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[10]	19,736	550
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[10]	19,765	521
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[10]	19,794	500
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[10]	8,818	216
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[10]	8,831	212
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[10]	8,844	210
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[10]	8,857	209
Ghana (Republic of) 5.00% 2/2/2038[10]	8,870	210
Greece (Hellenic Republic of) 3.375% 2/15/2025	EUR1,480	1,585
India (Republic of) 7.88% 3/19/2030	INR333,000	4,157
India (Republic of) 7.61% 5/9/2030	367,000	4,529
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	12,410
Israel (State of) 3.75% 2/28/2029	ILS148,960	38,225
Israel (State of) 1.30% 4/30/2032	775,347	158,803
Israel (State of) 5.50% 3/12/2034	USD27,544	26,277
Israel (State of) 5.75% 3/12/2054	18,015	16,236
Japan, Series 20, 0.10% 3/10/2025[13]	JPY547,000	3,444
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,211
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[6]	1,420	1,343
Mozambique (Republic of) 9.00% 9/15/2031	30,000	24,908
Oman (Sultanate of) 7.00% 1/25/2051[6]	10,000	10,544
OMERS Finance Trust 3.50% 4/19/2032[6]	20,000	18,267
OMERS Finance Trust 4.00% 4/19/2052[6]	20,000	15,998
Panama (Republic of) 7.50% 3/1/2031	2,835	2,970
Panama (Republic of) 2.252% 9/29/2032	8,527	6,146
Panama (Republic of) 6.40% 2/14/2035	8,595	8,164
Panama (Republic of) 6.875% 1/31/2036	10,460	10,240
Panama (Republic of) 8.00% 3/1/2038	14,565	15,374
Panama (Republic of) 4.50% 4/16/2050	7,400	4,993
Panama (Republic of) 6.853% 3/28/2054	8,060	7,399
Panama (Republic of) 4.50% 4/1/2056	1,475	958
Panama (Republic of) 7.875% 3/1/2057	2,315	2,416
Panama (Republic of) 3.87% 7/23/2060	4,293	2,458
Panama (Republic of) 4.50% 1/19/2063	8,157	5,234
Peru (Republic of) 6.15% 8/12/2032	PEN254,420	63,818
Peru (Republic of) 3.00% 1/15/2034	USD7,055	5,738
Peru (Republic of) 2.78% 12/1/2060	17,695	9,954
Romania 3.50% 4/3/2034	EUR995	894
Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,710
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	13,061	12,761
South Africa (Republic of) 5.875% 4/20/2032	15,000	13,941
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	11,738
Ukraine 7.375% 9/25/2034[14]	USD5,370	1,554
United Kingdom 0.125% 8/10/2041[13]	GBP3,258	3,493
United Mexican States 6.00% 5/7/2036	USD12,140	11,850
United Mexican States 5.00% 4/27/2051	3,290	2,643
United Mexican States 6.338% 5/4/2053	6,235	5,894
United Mexican States 6.40% 5/7/2054	5,000	4,773
United Mexican States 3.75% 4/19/2071	13,080	7,892

25	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M20, 10.00% 12/5/2024	MXN1,060,000	$57,582
United Mexican States, Series M, 7.50% 6/3/2027	60,000	3,053
United Mexican States, Series M, 8.00% 11/7/2047	496,456	22,178
		1,169,595
Asset-backed obligations 4.86%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.94% 4/15/2034[1,5,6]	USD1,500	1,512
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 7.325% 4/20/2036[1,5,6]	2,000	2,016
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2036[1,5,6]	500	503
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,6]	53	53
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,6]	112	112
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,6]	14	14
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,6]	450	452
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	849	847
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	834	831
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	572	573
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[1,5,6]	30,950	31,238
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.857% 1/19/2033[1,5,6]	1,500	1,513
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,6]	139	139
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,6]	648	649
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[1,6]	526	525
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,6]	1,301	1,298
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,6]	554	553
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[1,6]	679	684
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,6]	878	873
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,6]	2,398	2,431
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,6]	592	588
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 7.198% 5/26/2031[1,5,6]	1,000	1,002
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.593% 4/15/2035[1,5,6]	1,143	1,143
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]	7,032	6,830
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.84% 7/18/2029[1]	1,985	2,005
Apex Credit CLO, LLC, Series 2019-2, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.735% 10/25/2032[1,5,6]	1,449	1,453
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.524% 4/26/2036[1,5,6]	800	818
Ares CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.417% 10/17/2030[1,5,6]	2,000	2,002
ARES CLO, Ltd., Series 2018-50, Class D, (3-month USD CME Term SOFR + 3.162%) 8.49% 1/15/2032[1,5,6]	500	499
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,6]	5,000	4,973
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[1,6]	425	417
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,6]	5,911	5,962
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 1/18/2035[1,5,6]	1,500	1,504
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.573% 7/24/2036[1,5,6]	500	518

American Funds Strategic Bond Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Ballyrock, Ltd., CLO, Series 2018-1, Class C, (3-month USD CME Term SOFR + 3.412%) 8.736% 4/20/2031[1,5,6]	USD3,275	$3,279
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,6]	6,952	6,825
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,6]	7,500	7,339
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,6]	4,000	3,677
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	587	578
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	7,800	7,295
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,6]	8,400	7,547
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.136% 7/20/2033[1,5,6]	3,500	3,510
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD CME Term SOFR + 3.512%) 8.836% 3/9/2034[1,5,6]	1,000	986
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 7.305% 4/24/2034[1,5,6]	1,000	1,000
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.424% 1/15/2033[1,5,6]	989	993
Benefit Street Partners CLO, Ltd., Series 2019-19, Class DR, (3-month USD CME Term SOFR + 3.10%) 8.424% 1/15/2033[1,5,6]	1,500	1,493
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/20/2035[1,5,6]	41,465	41,781
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	1,417	1,264
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 7.786% 10/20/2030[1,5,6]	700	700
Bluemountain CLO, Ltd., Series 2018-2, Class D, (3-month USD CME Term SOFR + 3.412%) 8.734% 8/15/2031[1,5,6]	250	246
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,6]	605	605
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,6]	2,166	2,163
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	160	160
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	295	294
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	572	573
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	572	573
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	868	869
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	100	101
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	118	119
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	7,266	6,490
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	1,506	1,409
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	3,854	3,654
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	598	520
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	4,456	4,085
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,6]	17,067	16,828
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,6]	2,905	2,856
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,6]	1,530	1,537
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 6.73% 1/15/2035[1,5,6]	500	502
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	504	507
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	599	606
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,6]	659	601
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,6]	1,228	1,120
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.979% 4/17/2030[1,5,6]	500	500
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,6]	3,625	3,634
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	100	100
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,6]	351	349
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,6]	526	529
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,6]	689	693

27	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,6]	USD622	$631
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,6]	188	187
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,6]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,6]	100	100
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,6]	1,013	1,018
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,6]	4,000	4,408
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,6]	2,700	2,763
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,6]	3,000	2,956
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,6]	212	217
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,6]	245	253
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,6]	1,449	1,453
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	8,313	8,315
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	16,134	16,195
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.179% 10/15/2036[1,5,6]	1,667	1,674
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.729% 10/15/2036[1,5,6]	1,714	1,723
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[1]	11,389	11,392
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,259	6,245
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	5,477	5,456
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	703	699
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,6]	73	73
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,6]	400	398
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,6]	1,125	1,131
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	524	528
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	541	554
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 8.425% 4/20/2035[1,5,6]	300	293
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.725% 10/20/2035[1,5,6]	1,800	1,805
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	2,775	2,480
Elmwood CLO II, Ltd., Series 2019-2, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.736% 4/20/2034[1,5,6]	1,800	1,802
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,6]	181	181
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,6]	975	969
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,6]	52	52
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	207	207
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	595	594
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	278	278
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	227	227
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[1]	695	698
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	1,422	1,426
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	125	126
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 7/17/2028[1]	2,275	2,253
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	1,165	1,141
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	327	326
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[1]	695	702
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	517	513
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]	316	315
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	430	445
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	226	229
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	1,360	1,360
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	725	733
Exeter Automobile Receivables Trust, Series 2023-4, Class D, 6.95% 12/17/2029[1]	991	1,012
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	1,834	1,840
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	339	337
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	1,644	1,644
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,6]	6,737	7,487
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,6]	3,697	3,896
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,6]	2,028	2,161
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,6]	2,408	2,515
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,6]	4,052	4,282
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,6]	4,029	4,061
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,6]	3,576	3,613
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	9,911	9,389
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	57	57
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	214	214

American Funds Strategic Bond Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	USD99	$100
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	67	68
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	3,724	3,310
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	212	176
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[1,6]	2,000	1,861
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[1,6]	6,000	5,371
Gilbert Park CLO, Ltd., Series 2017-1, Class A, (3-month USD CME Term SOFR + 1.452%) 6.78% 10/15/2030[1,5,6]	258	259
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	1,361	1,289
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,6]	2,659	2,465
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,6]	1,371	1,276
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	989	988
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	122	122
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	110	111
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,6]	633	632
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,6]	610	610
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,6]	1,900	1,987
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,6]	1,430	1,521
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,6]	3,425	3,448
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,6]	1,170	1,183
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.91% 8/15/2030[1,6]	850	851
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[1,6]	1,000	1,002
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	69	69
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.055% 1/25/2031[1,5,6]	653	654
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.075% 10/25/2034[1,5,6]	3,420	3,432
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.89% 4/15/2034[1,5,6]	500	500
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 8.275% 7/20/2036[1,5,6]	1,500	1,508
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.486% 1/20/2031[1,5,6]	400	403
Hayfin Kingsland XI, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.712%) 8.036% 10/20/2034[1,5,6]	295	296
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	20,116	20,116
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,6]	3,660	3,609
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,6]	2,336	2,303
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,6]	3,493	3,376
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	4,450	4,443
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	10,573	9,661
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	3,950	3,603
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	2,477	2,249
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,6]	6,036	5,456
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	14,209	12,759
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,6]	490	500
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.598% 2/5/2031[1,5,6]	435	435
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.29% 7/14/2031[1,5,6]	500	500
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD CME Term SOFR + 2.012%) 7.336% 10/20/2034[1,5,6]	1,700	1,705
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	136	136
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	550	549
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	14,893	14,909
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,6]	207	208
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	510	508
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	586	590
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,6]	261	259
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,127	1,121
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	493	501
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,6]	447	444
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,6]	541	538
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	1,771	1,787
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,6]	219	222
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	334	343
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	1,712	1,711

29	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,6]	USD333	$335
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,6]	149	150
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.736% 1/20/2035[1,5,6]	1,700	1,704
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 9.293% 1/19/2034[1,5,6]	1,500	1,500
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 8.186% 1/22/2035[1,5,6]	435	435
Marble Point CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.012%) 7.338% 7/23/2032[1,5,6]	1,250	1,254
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.938% 7/23/2032[1,5,6]	1,600	1,601
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.336% 4/20/2033[1,5,6]	1,721	1,687
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.988% 11/16/2034[1,5,6]	1,000	993
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	822	823
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,6]	1,087	1,092
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.04% 7/15/2029[1,5,6]	4,000	4,000
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8,12]	16,102	16,091
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8,12]	2,605	2,603
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,8,12]	11,555	11,652
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,8,12]	12,000	12,096
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,8,12]	5,000	5,040
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,6]	1,639	1,651
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,6]	7,000	7,044
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,6]	5,000	5,026
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,6]	5,000	5,014
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,6]	322	322
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,6]	318	318
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,6]	5,000	4,996
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,6]	649	556
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	5,599	5,042
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,6]	3,817	3,431
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	56	51
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,6]	5,313	4,302
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,6]	11,333	9,150
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.738% 10/19/2031[1,5,6]	500	500
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD CME Term SOFR + 1.422%) 6.75% 7/15/2034[1,5,6]	1,000	1,002
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	42,939	38,309
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/20/2035[1,5,6]	250	251
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.696% 4/22/2030[1,5,6]	2,600	2,608
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.81% 10/15/2034[1,5,6]	750	751
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[1,5,6]	4,792	4,803
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.559% 4/10/2033[1,5,6]	3,490	3,497
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.678% 7/16/2036[1,5,6]	500	516
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,6]	1,122	1,151
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,6]	10,643	10,730
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,6]	652	658
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,6]	474	482
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,6]	3,622	3,429
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,6]	2,751	2,612
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,6]	1,000	976

American Funds Strategic Bond Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.574% 10/25/2036[1,5,6]	USD1,400	$1,404
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.474% 10/25/2036[1,5,6]	1,703	1,749
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.379% 4/15/2030[1,5,6]	858	858
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 10.075% 7/20/2031[1,5,6]	1,297	1,299
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 7.134% 2/14/2034[1,5,6]	1,000	1,000
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	7,728	7,622
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,5,6]	961	967
Pikes Peak CLO, Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.412%) 8.735% 7/24/2031[1,5,6]	325	326
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.275% 4/20/2036[1,5,6]	3,000	3,008
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.625% 4/20/2036[1,5,6]	214	215
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.775% 4/20/2036[1,5,6]	500	513
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[1,5,6]	250	250
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[1,6]	458	459
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 8.126% 4/16/2037[1,5,6]	1,000	1,002
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,6]	235	235
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,6]	1,366	1,363
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,6]	421	424
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,6]	682	682
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,5,6]	606	602
Rad CLO, Ltd., Series 2019-4, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.576% 4/25/2032[1,5,6]	1,000	1,000
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.705% 7/24/2032[1,5,6]	1,950	1,952
Rad CLO, Ltd., Series 2019-6A, Class A1, (3-month USD CME Term SOFR + 1.642%) 6.966% 1/20/2033[1,5,6]	250	251
Rad CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.917% 4/17/2036[1,5,6]	3,500	3,508
Rad CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.327% 7/20/2036[1,5,6]	870	892
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,6]	125	125
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 10/15/2032[1,5,6]	1,500	1,503
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.736% 1/20/2035[1,5,6]	800	801
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,6]	5,303	5,276
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,6]	7,757	7,678
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.586% 7/20/2034[1,5,6]	1,191	1,179
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 6.616% 4/20/2031[1,5,6]	268	269
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 6.71% 4/15/2036[1,5,6]	1,500	1,504
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[1]	5,438	5,371
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	2,589	2,574
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	5,175	5,175
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	3,626	3,633
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	70	70
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	679	680
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	3,071	3,038
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	1,072	1,063
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	531	528
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	484	488

31	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	USD118	$118
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	887	880
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	531	535
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	6,560	6,684
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	399	398
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	203	203
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	117	118
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052[1,6]	455	464
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,5,6]	265	269
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,6]	1,512	1,304
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,6]	1,512	1,304
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,6]	2,106	2,224
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,6]	4,622	4,343
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,6]	4,824	4,608
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,6]	7,896	8,097
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,6]	5,000	4,995
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,6]	3,000	2,984
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	6,139	5,497
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,106	1,973
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	11,243	10,382
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[1,6]	16,126	13,468
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	530	492
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,6]	4,955	4,496
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	2,256	2,132
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.073% 4/20/2036[1,5,6]	667	669
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	11,791	11,878
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,6]	455	419
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.808% 8/16/2034[1,5,6]	1,000	1,001
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,6]	1,260	1,210
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,6]	2,627	2,412
TIAA CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 2.412%) 7.736% 1/20/2032[1,5,6]	750	751
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 8.89% 7/15/2034[1,5,6]	1,000	1,003
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	243	242
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.765% 4/25/2034[1,5,6]	900	873
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[1,5,6]	29,000	29,095
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.694% 4/25/2033[1,5,6]	9,968	9,984
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.924% 4/25/2033[1,5,6]	1,500	1,502
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.515% 7/20/2036[1,5,6]	500	519
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	940	843
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,6]	3,382	3,087
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	492	430
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 7.986% 7/20/2032[1,5,6]	1,500	1,503
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[1,6]	1,463	1,466
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[1,6]	1,560	1,568
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,6]	4,000	4,041
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2034[1,5,6]	20,000	20,033
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,6]	210	211
Vibrant CLO, Ltd., Series 2017-7, Class B, (3-month USD CME Term SOFR + 2.662%) 7.986% 9/15/2030[1,5,6]	730	731
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.786% 4/20/2034[1,5,6]	2,804	2,808
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 9.236% 4/20/2034[1,5,6]	3,287	3,297

American Funds Strategic Bond Fund	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.129% 4/15/2036[1,5,6]	USD1,000	$1,005
	Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.674% 10/15/2031[1,5,6]	2,000	2,000
	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,6]	72	72
	Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,6]	496	494
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,6]	1,606	1,615
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,6]	212	211
	Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,6]	412	412
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,308	1,312
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	483	485
	Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,6]	1,207	1,227
	Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,6]	6,972	7,073
	Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,6]	521	520
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	269	271
	Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,6]	700	701
	Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,6]	4,604	4,603
	Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.824% 4/25/2036[1,5,6]	750	753
	Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.824% 4/25/2036[1,5,6]	500	506
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	199	198
			934,957
Municipals 1.52%
California 0.21%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,647
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,139
	Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,244
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,817
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,907
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,423
	Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,015
			40,192

Florida 0.14%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	15,075	14,471
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	12,644
			27,115

Illinois 0.17%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	557
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,565
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	960
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[6]	1,780	1,918
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	17,889
	City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	103
	Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	6,385	6,154
	Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	2,812
			32,958

33	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Massachusetts 0.16%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	USD30,470	$30,764

New Jersey 0.00%
	Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,052

Ohio 0.22%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,840	42,006

Puerto Rico 0.25%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[14]	60	30
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[14]	145	73
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[14]	700	351
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[14]	90	45
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[14]	1,415	709
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[14]	2,000	1,003
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[14]	140	70
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[14]	1,595	800
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[14]	550	276
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[14]	65	33
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[14]	80	40
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[14]	45	23
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026	155	78
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[14]	2,975	1,499
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[14]	485	244
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[14]	1,680	846
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[14]	425	214
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[14]	1,240	625
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[14]	4,650	2,342
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[14]	490	247
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[14]	420	212
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[14]	2,605	1,312
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[14]	795	401
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[7,14]	4,630	2,321
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[14]	20	10
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[14]	525	263
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[14]	4,865	2,439
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[14]	1,795	904
	G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	1,275	1,286
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,319
	G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,335
	G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,343
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,149
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,013
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	853
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,123
	G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,135
	G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	186	186
	G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	985
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[5]	5,061	3,106
	Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	16,420
			48,663

Texas 0.07%
	Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[6]	12,500	12,654

American Funds Strategic Bond Fund	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Washington 0.13%
	Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[6]	USD24,900	$25,576

Wisconsin 0.17%
	Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,800	20,712
			32,087
	Total municipals		293,067
Federal agency bonds & notes 0.17%
	Fannie Mae 0.875% 8/5/2030	19,166	15,541
	Federal Farm Credit Banks 1.75% 2/14/2025	3,107	3,040
	Korea Housing Finance Corp. 4.625% 2/24/2028[6]	14,900	14,734
			33,315
	Total bonds, notes & other debt instruments (cost: $19,182,556,000)		18,289,785
Common stocks 0.04%		Shares
Real estate 0.02%
	WeWork, Inc.[8,15]	409,332	4,101

Consumer discretionary 0.01%
	Party City Holdco, Inc.[8,15]	130,501	2,273
	Party City Holdco, Inc.[6,8,15]	1,303	23
	NMG Parent, LLC[15]	1,149	131
	MYT Holding Co., Class B15	130,350	15
			2,442

Health care 0.01%
	Endo, Inc.[6,12,15]	25,116	706
	Endo, Inc. GUC 6.00% Escrow[8,15]	4,300,000	— [2]
	Endo, Inc., 1L 7.50% Escrow[8,15]	3,000,000	— [2]
	Endo, Inc., 1L 6.875% Escrow[8,15]	625,000	— [2]
	Endo, Inc., 1L 6.125% Escrow[8,15]	2,725,000	— [2]
			706
	Total common stocks (cost: $6,535,000)		7,249
Rights & warrants 0.00%
Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[15]	4,602	45
	Total rights & warrants (cost: $28,000)		45

Short-term securities 15.72%
Money market investments 15.28%
	Capital Group Central Cash Fund 5.37%[16,17]	29,393,426	2,939,343

35	American Funds Strategic Bond Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.44%
Egypt (Arab Republic of) 9/17/2024	23.815%	EGP1,424,150	$28,211
Egypt (Arab Republic of) 1/14/2025	22.586	1,527,425	28,002
Egypt (Arab Republic of) 3/18/2025	21.735	1,621,250	28,599
			84,812
Total short-term securities (cost: $3,024,892,000)			3,024,155
Options purchased (equity style) 0.03%
Options purchased (equity style)*			5,288
Total options purchased (equity style) (cost: $9,406,000)			5,288
Total investment securities 110.86% (cost: $22,223,417,000)			21,326,522
Total options written† (0.10)% (premium received: $59,952,000)			(19,292)
Other assets less liabilities (10.76)%			(2,069,253)
Net assets 100.00%			$19,237,977
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
10 Year U.S. Treasury Note Futures Option	150	8/23/2024	USD117.00	USD15,000	$4
3 Month SOFR Futures Option	6,207	12/13/2024	96.50	1,551,750	2,677
3 Month SOFR Futures Option	37,341	12/13/2024	98.00	9,335,250	467
					$3,148
Put
3 Month SOFR Futures Option	2,428	12/13/2024	USD94.37	USD607,000	$30
3 Month SOFR Futures Option	4,857	12/13/2024	94.44	1,214,250	91
3 Month SOFR Futures Option	4,857	12/13/2024	94.94	1,214,250	972
3 Month SOFR Futures Option	2,428	12/13/2024	95.12	607,000	1,047
					$2,140
					$5,288
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
3 Month SOFR Futures Option	33,688	12/13/2024	USD95.25	USD8,422,000	$(12,844)
3 Month SOFR Futures Option	6,207	12/13/2024	96.50	1,551,750	(3,569)
					$(16,413)
Put
3 Month SOFR Futures Option	2,428	12/13/2024	USD94.63	USD607,000	$(61)
3 Month SOFR Futures Option	9,714	12/13/2024	94.69	2,428,500	(364)
3 Month SOFR Futures Option	33,688	12/13/2024	94.75	8,422,000	(2,105)
3 Month SOFR Futures Option	2,428	12/13/2024	94.87	607,000	(349)
					$(2,879)
					$(19,292)

American Funds Strategic Bond Fund	36

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Long	85,549	9/18/2024	USD20,243,567	$(3,372)
3 Month SOFR Futures	Long	20,185	12/18/2024	4,786,368	(1,004)
3 Month SOFR Futures	Long	79,946	3/19/2025	19,016,155	2,237
3 Month SOFR Futures	Short	260	3/18/2026	(62,419)	(111)
3 Month SOFR Futures	Short	12,173	9/16/2026	(2,927,759)	10,251
2 Year U.S. Treasury Note Futures	Long	40,396	10/3/2024	8,249,621	(8,077)
5 Year U.S. Treasury Note Futures	Short	31,542	10/3/2024	(3,361,687)	9,262
10 Year Euro-Bund Futures	Long	11,538	9/10/2024	1,626,378	2,783
10 Year Italy Government Bond Futures	Short	9,027	9/10/2024	(1,114,562)	12,090
10 Year Japanese Government Bond Futures	Short	876	9/20/2024	(777,832)	1,985
10 Year U.S. Treasury Note Futures	Short	16,153	9/30/2024	(1,776,578)	(8,553)
10 Year Ultra U.S. Treasury Note Futures	Short	17,687	9/30/2024	(2,008,027)	(11,495)
20 Year U.S. Treasury Bond Futures	Short	2,255	9/30/2024	(266,795)	(2,764)
30 Year Euro-Buxl Futures	Long	189	9/10/2024	26,362	398
30 Year Ultra U.S. Treasury Bond Futures	Short	1,278	9/30/2024	(160,189)	1,636
					$5,266
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	89,261	BRL	449,920	JPMorgan Chase	7/1/2024	$8,801
BRL	449,920	USD	81,759	HSBC Bank	7/1/2024	(1,299)
JPY	52,836,526	USD	343,011	Morgan Stanley	7/9/2024	(14,052)
GBP	87,260	USD	111,472	Morgan Stanley	7/10/2024	(1,159)
EUR	164,725	USD	179,412	Citibank	7/10/2024	(2,900)
USD	105,566	ILS	392,774	Barclays Bank PLC	7/11/2024	1,527
USD	3,101	SEK	32,500	Bank of America	7/11/2024	32
USD	261,819	MXN	4,635,040	Morgan Stanley	7/12/2024	9,015
KRW	137,353,737	USD	99,793	Citibank	7/15/2024	(181)
USD	92,972	ILS	344,058	HSBC Bank	7/17/2024	1,812
EUR	5,457	MXN	110,000	Barclays Bank PLC	7/17/2024	(145)
USD	4,393	SGD	5,945	HSBC Bank	7/18/2024	5
JPY	1,831,000	EUR	10,817	Citibank	7/18/2024	(179)
JPY	27,604,850	USD	176,402	Morgan Stanley	7/18/2024	(4,289)
USD	50,054	ZAR	906,875	Bank of New York Mellon	7/24/2024	308
USD	63,636	EUR	59,240	Citibank	7/24/2024	112
USD	51,259	MXN	946,847	UBS AG	7/24/2024	(284)
USD	148,171	THB	5,435,490	Citibank	7/25/2024	(5)
NOK	1,166,229	USD	110,700	UBS AG	7/25/2024	(1,393)
USD	21,461	BRL	117,230	JPMorgan Chase	7/30/2024	571
USD	8,621	INR	720,000	Standard Chartered Bank	7/30/2024	(6)
CLP	74,789,700	USD	80,031	Morgan Stanley	7/30/2024	(574)
COP	816,915,000	USD	196,279	Morgan Stanley	7/30/2024	(620)
USD	81,395	BRL	449,920	HSBC Bank	8/13/2024	1,343
USD	235,462	THB	8,521,030	JPMorgan Chase	8/26/2024	2,656
						$(904)

37	American Funds Strategic Bond Fund

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	USD1,057,900	$8,175	$—	$8,175
5.018%	Annual	SOFR	Annual	10/2/2025	1,439,800	1,621	—	1,621
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(25,339)	—	(25,339)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(25,385)	—	(25,385)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD97,668	(834)	—	(834)
4.2035%	Annual	SOFR	Annual	1/10/2026	1,771,166	(15,156)	—	(15,156)
4.184%	Annual	SOFR	Annual	1/10/2026	1,771,166	(15,660)	—	(15,660)
4.568%	Annual	SOFR	Annual	3/1/2026	2,587,700	(6,455)	—	(6,455)
4.56%	Annual	SOFR	Annual	3/1/2026	2,633,000	(6,902)	—	(6,902)
4.26959%	Annual	SOFR	Annual	3/31/2026	1,006,800	(6,706)	—	(6,706)
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	(6,725)	—	(6,725)
4.659%	Annual	SOFR	Annual	5/17/2026	4,575,800	2,407	—	2,407
SOFR	Annual	4.5335%	Annual	6/18/2026	2,299,930	2,518	—	2,518
SOFR	Annual	4.5265%	Annual	6/18/2026	1,150,155	1,409	—	1,409
SOFR	Annual	4.528%	Annual	6/18/2026	1,149,915	1,377	—	1,377
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	93	(3)	96
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(8,152)	—	(8,152)
3.5405%	Annual	SOFR	Annual	1/23/2027	1,190,100	(13,260)	—	(13,261)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(14,499)	—	(14,499)
3.481%	Annual	SOFR	Annual	1/29/2027	1,075,400	(12,937)	—	(12,937)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(13,325)	—	(13,325)
3.761%	Annual	SOFR	Annual	2/20/2027	1,125,700	(6,952)	—	(6,953)
3.7645%	Annual	SOFR	Annual	2/20/2027	2,248,700	(13,743)	—	(13,743)
3.6475%	Annual	SOFR	Annual	2/27/2028	2,814,400	(4,457)	—	(4,457)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	2,917	—	2,917
SOFR	Annual	3.5485%	Annual	1/29/2030	512,500	6,902	—	6,902
SOFR	Annual	3.529%	Annual	1/29/2030	472,000	6,759	—	6,759
SOFR	Annual	3.528%	Annual	1/29/2030	385,600	5,539	—	5,539
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	3,917	—	3,917
3.18%	Annual	SOFR	Annual	4/17/2030	USD166,100	(7,073)	—	(7,073)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	(6,268)	—	(6,268)
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	(5,607)	—	(5,607)
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	(5,701)	—	(5,701)
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	(5,690)	—	(5,690)
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(7,542)	—	(7,542)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	(6,203)	—	(6,203)
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(6,429)	—	(6,429)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(7,066)	—	(7,066)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(6,819)	—	(6,819)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	(7,415)	—	(7,415)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	28,103	—	28,103
28-day MXN-TIIE	28-day	8.188%	28-day	1/27/2031	MXN647,600	2,177	—	2,177
28-day MXN-TIIE	28-day	8.3425%	28-day	1/27/2031	122,650	361	—	361
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	5,626	—	5,626
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	920	—	921
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(3,100)	—	(3,100)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,348	—	6,348
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,935	—	2,935
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,622	—	2,622
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	8,032	—	8,032
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	38,596	—	38,596
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	38,425	—	38,425
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	20,332	—	20,332
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(15,176)	—	(15,176)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(15,419)	—	(15,419)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(18,415)	—	(18,415)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	14,773	—	14,773
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	14,650	—	14,650
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	6,833	—	6,833

American Funds Strategic Bond Fund	38

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.044%	Annual	4/18/2053	USD52,700	$6,259	$—	$6,259
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	5,850	—	5,850
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	5,693	—	5,693
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	5,831	—	5,831
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	7,175	—	7,175
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	12,303	—	12,303
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	5,924	—	5,924
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	5,629	—	5,629
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	6,249	—	6,249
SOFR	Annual	3.6765%	Annual	2/20/2054	205,384	1,330	—	1,330
SOFR	Annual	3.6815%	Annual	2/20/2054	197,000	1,102	—	1,102
SOFR	Annual	3.7205%	Annual	2/21/2054	164,416	(214)	—	(214)
SOFR	Annual	3.6745%	Annual	2/28/2054	228,900	1,547	—	1,547
						$(21,365)	$(3)	$(21,363)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL3,611,800	$(5,577)	$—	$(5,577)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD4,526,602	$(283,931)	$(317,554)	$33,623
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	1,719,467	(35,408)	(38,011)	2,604
					$(319,339)	$(355,565)	$36,227
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 15.28%
Money market investments 15.28%
Capital Group Central Cash Fund 5.37% [16]	$2,660,737	$4,672,000	$4,393,718	$115	$209	$2,939,343	$86,101

39	American Funds Strategic Bond Fund

Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8]	12/6/2022	$16,101	$16,091	.09%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,8]	12/6/2022	12,000	12,096.06
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,8]	12/6/2022-4/23/2024	11,595	11,652.06
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,8]	12/6/2022	5,000	5,040.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8]	12/6/2022	2,605	2,603.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[7,8]	6/23/2023	10,360	10,370.05
Modec Finance BV 7.84% 7/15/2026[8]	7/28/2023	9,000	9,049.05
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	3,795	3,627.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,9]	9/13/2023	2,854	2,922.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,9]	9/13/2023-6/13/2024	32	32	.00 [18]
Total		$73,342	$73,482	.38%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $680,051,000, which represented 3.53% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,709,718,000, which represented 19.28% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $77,202,000, which represented .40% of the net assets of the fund.

[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $73,482,000, which represented .38% of the net assets of the fund.

[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Amount less than .01%.

American Funds Strategic Bond Fund	40

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CMO = Collateralized Mortgage Obligations
COP = Colombian pesos
CPI = Consumer Price Index
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

GBP = British pounds
GHS = Ghanaian cedi
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
Part. = Participation
PEN = Peruvian nuevos soles
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
ZAR = South African rand
Refer to the notes to financial statements.

41	American Funds Strategic Bond Fund

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,284,221)	$18,387,179
Affiliated issuers (cost: $2,939,196)	2,939,343	$21,326,522
Cash		2,971
Cash denominated in currencies other than U.S. dollars (cost: $288)		285
Unrealized appreciation on open forward currency contracts		26,182
Unrealized appreciation on unfunded commitments*		1
Receivables for:
Sales of investments	2,323,334
Sales of fund’s shares	46,002
Dividends and interest	175,040
Variation margin on futures contracts	34,248
Variation margin on centrally cleared swap contracts	33,875	2,612,499
		23,968,460
Liabilities:
Unrealized depreciation on open forward currency contracts		27,086
Bilateral swaps, at value		5,577
Options written, at value (premium received: $59,952)		19,292
Payables for:
Purchases of investments	4,628,361
Repurchases of fund’s shares	16,569
Investment advisory services	4,291
Services provided by related parties	1,569
Trustees’ deferred compensation	69
Variation margin on futures contracts	7,893
Variation margin on centrally cleared swap contracts	18,878
Other	898	4,678,528
Commitments and contingencies*
Net assets at June 30, 2024		$19,237,977
Net assets consist of:
Capital paid in on shares of beneficial interest		$22,357,619
Total distributable earnings (accumulated loss)		(3,119,642)
Net assets at June 30, 2024		$19,237,977
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	42

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,141,303 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,633,329	293,333	$8.98
Class C	83,271	9,329	8.93
Class T	9	1	8.98
Class F-1	85,869	9,570	8.97
Class F-2	6,951,933	773,889	8.98
Class F-3	2,473,863	275,508	8.98
Class 529-A	87,004	9,700	8.97
Class 529-C	5,344	598	8.93
Class 529-E	2,548	284	8.98
Class 529-T	11	1	8.99
Class 529-F-1	9	1	8.98
Class 529-F-2	25,480	2,838	8.98
Class 529-F-3	9	1	8.98
Class R-1	2,142	239	8.97
Class R-2	6,771	757	8.95
Class R-2E	3,207	358	8.96
Class R-3	17,491	1,953	8.96
Class R-4	21,134	2,356	8.97
Class R-5E	5,425	604	8.99
Class R-5	12,486	1,389	8.99
Class R-6	6,820,642	758,594	8.99

Refer to the notes to financial statements.

43	American Funds Strategic Bond Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $93)	$458,635
Dividends from affiliated issuers	86,101	$544,736
Fees and expenses*:
Investment advisory services	25,280
Distribution services	4,837
Transfer agent services	4,906
Administrative services	2,780
529 plan services	34
Reports to shareholders	315
Registration statement and prospectus	1,066
Trustees’ compensation	43
Auditing and legal	124
Custodian	161
Other	28
Total fees and expenses before waiver	39,574
Less waiver of fees and expenses:
Investment advisory services waiver	44
Total fees and expenses after waiver		39,530
Net investment income		505,206
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(366,679)
Affiliated issuers	115
Options written	44,032
Futures contracts	24,737
Forward currency contracts	(64,879)
Swap contracts	(441,379)
Currency transactions	(1,724)	(805,777)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $49):
Unaffiliated issuers	(220,510)
Affiliated issuers	209
Options written	107,821
Futures contracts	14,812
Forward currency contracts	(3,044)
Swap contracts	109,869
Currency translations	(1,080)	8,077
Net realized gain (loss) and unrealized appreciation (depreciation)		(797,700)
Net increase (decrease) in net assets resulting from operations		$(292,494)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	44

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$505,206	$804,709
Net realized gain (loss)	(805,777)	(1,753,137)
Net unrealized appreciation (depreciation)	8,077	1,200,342
Net increase (decrease) in net assets resulting from operations	(292,494)	251,914
Distributions paid to shareholders:
Distributions	(318,039)	(352,708)
Return of capital	—	(214,753)
Total distributions paid and return of capital paid to shareholders	(318,039)	(567,461)
Net capital share transactions	1,771,195	2,589,750
Total increase (decrease) in net assets	1,160,662	2,274,203
Net assets:
Beginning of period	18,077,315	15,803,112
End of period	$19,237,977	$18,077,315
*
Unaudited.
Refer to the notes to financial statements.

45	American Funds Strategic Bond Fund

Notes to financial statementsunaudited
1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Strategic Bond Fund	46

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

47	American Funds Strategic Bond Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,462,979	$66,717	$7,529,696
Corporate bonds, notes & loans	—	5,797,078	19,419	5,816,497
U.S. Treasury bonds & notes	—	2,512,658	—	2,512,658
Bonds & notes of governments & government agencies outside the U.S.	—	1,169,595	—	1,169,595
Asset-backed obligations	—	867,359	67,598	934,957
Municipals	—	293,067	—	293,067
Federal agency bonds & notes	—	33,315	—	33,315
Common stocks	—	852	6,397	7,249
Rights & warrants	—	45	—	45
Short-term securities	2,939,343	84,812	—	3,024,155
Options purchased on futures (equity style)	5,288	—	—	5,288
Total	$2,944,631	$18,221,760	$160,131	$21,326,522

American Funds Strategic Bond Fund	48

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$40,642	$—	$—	$40,642
Unrealized appreciation on open forward currency contracts	—	26,182	—	26,182
Unrealized appreciation on centrally cleared interest rate swaps	—	299,263	—	299,263
Unrealized appreciation on centrally cleared credit default swaps	—	36,227	—	36,227
Liabilities:
Value of options written	(19,292)	—	—	(19,292)
Unrealized depreciation on futures contracts	(35,376)	—	—	(35,376)
Unrealized depreciation on open forward currency contracts	—	(27,086)	—	(27,086)
Unrealized depreciation on centrally cleared interest rate swaps	—	(320,626)	—	(320,626)
Unrealized depreciation on bilateral interest rate swaps	—	(5,577)	—	(5,577)
Total	$(14,026)	$8,383	$—	$(5,643)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of

49	American Funds Strategic Bond Fund

interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse)

American Funds Strategic Bond Fund	50

may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

51	American Funds Strategic Bond Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2024, the fund’s maximum exposure of unfunded bond commitments was $262,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $1,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Strategic Bond Fund	52

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $35,488,075,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $50,378,682,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,441,736,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

53	American Funds Strategic Bond Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $18,617,557,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Strategic Bond Fund	54

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $5,837,436,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$5,288	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	19,292
Futures	Interest	Unrealized appreciation*	40,642	Unrealized depreciation*	35,376
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	26,182	Unrealized depreciation on open forward currency contracts	27,086
Swap (centrally cleared)	Interest	Unrealized appreciation*	299,263	Unrealized depreciation*	320,626
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	5,577
Swap (centrally cleared)	Credit	Unrealized appreciation*	36,227	Unrealized depreciation*	—
			$407,602		$407,957

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(62,662)	Net unrealized appreciation (depreciation) on investments	$(4,117)
Options written (equity style)	Interest	Net realized gain (loss) on options written	44,032	Net unrealized appreciation (depreciation) on options written	107,821
Futures	Interest	Net realized gain (loss) on futures contracts	24,737	Net unrealized appreciation (depreciation) on futures contracts	14,812
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(64,879)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,044)
Swap	Interest	Net realized gain (loss) on swap contracts	(73,916)	Net unrealized appreciation (depreciation) on swap contracts	(104,357)
Swap	Credit	Net realized gain (loss) on swap contracts	(367,463)	Net unrealized appreciation (depreciation) on swap contracts	214,226
			$(500,151)		$225,341
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

55	American Funds Strategic Bond Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps, and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$32	$ —	$ —	$ —	$32
Bank of New York Mellon	308	—	(308)	—	—
Barclays Bank PLC	1,527	(145)	—	(730)	652
Citibank	112	(112)	—	—	—
HSBC Bank	3,160	(1,299)	—	(1,280)	581
JPMorgan Chase	12,028	—	—	(11,371)	657
Morgan Stanley	9,015	(9,015)	—	—	—
Total	$26,182	$ (10,571)	$ (308)	$ (13,381)	$1,922
Liabilities:
Barclays Bank PLC	$145	$ (145)	$ —	$ —	$ —
Citibank	3,265	(112)	(3,153)	—	—
Goldman Sachs	5,577	—	(2,448)	—	3,129
HSBC Bank	1,299	(1,299)	—	—	—
Morgan Stanley	20,694	(9,015)	(11,679)	—	—
Standard Chartered Bank	6	—	—	—	6
UBS AG	1,677	—	(1,419)	—	258
Total	$32,663	$ (10,571)	$ (18,699)	$ —	$3,393
*
Collateral is shown on a settlement basis.

American Funds Strategic Bond Fund	56

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Distributions in excess of ordinary income	$214,753
Late year ordinary loss deferral[1]	(322,900)
Capital loss carryforward[2]	(1,504,394)
1
This deferral is considered incurred in the subsequent year.
2
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$665,557
Gross unrealized depreciation on investments	(1,512,723)
Net unrealized appreciation (depreciation) on investments	(847,166)
Cost of investments	22,523,613

57	American Funds Strategic Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income[3]	Long-term capital gains	Total distributions paid	Ordinary income	Return of capital	Total distributions paid
Class A	$41,066	$—	$41,066	$46,991	$28,611	$75,602
Class C	1,048	—	1,048	1,351	822	2,173
Class T	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class F-1	1,492	—	1,492	4,874	2,968	7,842
Class F-2	109,286	—	109,286	115,560	70,361	185,921
Class F-3	45,352	—	45,352	55,560	33,829	89,389
Class 529-A	1,342	—	1,342	1,485	904	2,389
Class 529-C	63	—	63	84	51	135
Class 529-E	38	—	38	51	31	82
Class 529-T	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class 529-F-1	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class 529-F-2	435	—	435	535	326	861
Class 529-F-3	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class R-1	22	—	22	19	11	30
Class R-2	85	—	85	115	70	185
Class R-2E	43	—	43	54	33	87
Class R-3	262	—	262	271	165	436
Class R-4	391	—	391	431	263	694
Class R-5E	94	—	94	111	68	179
Class R-5	201	—	201	210	128	338
Class R-6	116,819	—	116,819	125,006	76,112	201,118
Total	$318,039	$—	$318,039	$352,708	$214,753	$567,461
3
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2024.
4
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.245% on such assets in excess of $15 billion. On March 4, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2024, decreasing the annual rate to 0.235% on daily net assets in excess of $17 billion. CRMC waived investment advisory services fees of $44,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $25,280,000, which were equivalent to an annualized rate of 0.273% of average daily net assets, were reduced to $25,236,000, which were equivalent to an annualized rate of 0.272% of average daily net assets.

American Funds Strategic Bond Fund	58

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, unreimbursed expenses subject to reimbursement totaled $643,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $34,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

59	American Funds Strategic Bond Fund

For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3,980	$1,412	$398	Not applicable
Class C	447	49	13	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	156	90	19	Not applicable
Class F-2	Not applicable	3,224	941	Not applicable
Class F-3	Not applicable	11	394	Not applicable
Class 529-A	103	43	13	$24
Class 529-C	27	3	1	2
Class 529-E	6	— *	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	4	7
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	8	1	— *	Not applicable
Class R-2	25	9	1	Not applicable
Class R-2E	9	3	— *	Not applicable
Class R-3	45	12	3	Not applicable
Class R-4	31	11	4	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	3	2	Not applicable
Class R-6	Not applicable	26	986	Not applicable

Total class-specific expenses	$4,837	$4,906	$2,780	$34
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $43,000 in the fund’s statement of operations reflects $38,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.

American Funds Strategic Bond Fund	60

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$289,196	31,926	$40,638	4,510	$(345,393)	(38,206)	$(15,559)	(1,770)
Class C	7,433	822	1,042	115	(18,226)	(2,030)	(9,751)	(1,093)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,321	1,135	1,486	165	(109,184)	(12,027)	(97,377)	(10,727)
Class F-2	2,761,279	305,957	106,685	11,837	(1,344,595)	(148,638)	1,523,369	169,156
Class F-3	368,467	40,671	43,814	4,863	(673,199)	(74,468)	(260,918)	(28,934)
Class 529-A	13,436	1,482	1,339	149	(10,049)	(1,110)	4,726	521
Class 529-C	1,132	125	63	7	(1,351)	(149)	(156)	(17)
Class 529-E	153	17	38	5	(296)	(33)	(105)	(11)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,762	416	434	48	(5,779)	(638)	(1,583)	(174)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	788	88	22	2	(31)	(3)	779	87
Class R-2	1,285	142	85	10	(984)	(110)	386	42
Class R-2E	341	37	43	5	(614)	(67)	(230)	(25)
Class R-3	2,193	242	262	30	(2,718)	(304)	(263)	(32)
Class R-4	3,002	331	391	43	(6,178)	(685)	(2,785)	(311)
Class R-5E	1,064	117	93	11	(1,444)	(160)	(287)	(32)
Class R-5	3,452	382	198	22	(2,254)	(248)	1,396	156
Class R-6	777,874	85,614	116,467	12,912	(264,788)	(29,203)	629,553	69,323
Total net increase (decrease)	$4,245,178	469,504	$313,100	34,734	$(2,787,083)	(308,079)	$1,771,195	196,159
Refer to the end of the table for footnotes.

61	American Funds Strategic Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$924,561	99,048	$75,128	8,103	$(583,406)	(63,062)	$416,283	44,089
Class C	41,189	4,391	2,162	235	(34,989)	(3,800)	8,362	826
Class T	—	—	—	—	—	—	—	—
Class F-1	138,698	14,689	7,824	842	(235,311)	(25,865)	(88,789)	(10,334)
Class F-2	3,472,887	370,595	181,683	19,579	(2,893,879)	(315,253)	760,691	74,921
Class F-3	1,529,253	163,548	87,364	9,427	(930,160)	(100,888)	686,457	72,087
Class 529-A	29,598	3,182	2,388	257	(22,692)	(2,447)	9,294	992
Class 529-C	3,731	395	135	15	(4,538)	(493)	(672)	(83)
Class 529-E	683	72	83	9	(1,121)	(121)	(355)	(40)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	10,336	1,113	860	93	(7,368)	(794)	3,828	412
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	295	31	30	3	(148)	(15)	177	19
Class R-2	5,057	534	185	20	(4,282)	(473)	960	81
Class R-2E	1,629	174	87	10	(970)	(104)	746	80
Class R-3	10,851	1,162	435	47	(4,889)	(521)	6,397	688
Class R-4	9,663	1,038	692	74	(4,314)	(465)	6,041	647
Class R-5E	1,729	186	173	18	(1,665)	(177)	237	27
Class R-5	8,814	928	330	36	(2,111)	(230)	7,033	734
Class R-6	947,024	101,563	200,469	21,576	(374,433)	(40,145)	773,060	82,994
Total net increase (decrease)	$7,135,998	762,649	$560,028	60,344	$(5,106,276)	(554,853)	$2,589,750	268,140
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $32,906,525,000 and $30,415,229,000, respectively, during the six months ended June 30, 2024.

American Funds Strategic Bond Fund	62

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2024[5,6]	$9.29	$.23	$(.40 )	$(.17 )	$(.14 )	$—	$—	$(.14 )	$8.98	(1.83)%[7]	$2,633	.73%[8]	.73%[8]	5.14%[8]
12/31/2023	9.42	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.29	1.52	2,741.73		.73	4.30
12/31/2022	11.36	.39	(1.83)	(1.44)	(.49 )	—	(.01 )	(.50 )	9.42	(12.72)	2,364.73		.73	3.78
12/31/2021	11.68	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.36	(1.13)	2,224.75		.75	2.45
12/31/2020	10.28	.15	1.70	1.85	(.22 )	(.23 )	—	(.45 )	11.68	18.09	1,681.85		.83	1.33
12/31/2019	9.83	.23	.54	.77	(.10 )	(.22 )	—	(.32 )	10.28	7.84	669.96		.95	2.28
Class C:
6/30/2024[5,6]	9.23	.20	(.39 )	(.19 )	(.11 )	—	—	(.11 )	8.93	(2.09)[7]	83	1.43 [8]	1.43 [8]	4.42 [8]
12/31/2023	9.36	.33	(.25 )	.08	(.13 )	—	(.08 )	(.21 )	9.23	.82	96	1.43	1.43	3.59
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42 )	—	(.01 )	(.43 )	9.36	(13.41)	90	1.43	1.43	3.05
12/31/2021	11.61	.19	(.39 )	(.20 )	(.11 )	—	—	(.11 )	11.30	(1.77)	108	1.46	1.45	1.70
12/31/2020	10.23	.07	1.69	1.76	(.15 )	(.23 )	—	(.38 )	11.61	17.16	125	1.54	1.53	.62
12/31/2019	9.80	.16	.53	.69	(.04 )	(.22 )	—	(.26 )	10.23	7.13	35	1.67	1.66	1.56
Class T:
6/30/2024[5,6]	9.29	.25	(.41 )	(.16 )	(.15 )	—	—	(.15 )	8.98	(1.57)[7,9]	— [10]	.43 [8,9]	.43 [8,9]	5.47 [8,9]
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.88 [9]	— [10]	.37 [9]	.37 [9]	4.63 [9]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.55)[9]	— [10]	.43 [9]	.43 [9]	4.06 [9]
12/31/2021	11.69	.31	(.41 )	(.10 )	(.23 )	—	—	(.23 )	11.36	(.85 )[9]	— [10]	.46 [9]	.45 [9]	2.70 [9]
12/31/2020	10.28	.18	1.71	1.89	(.25 )	(.23 )	—	(.48 )	11.69	18.37 [9]	— [10]	.58 [9]	.56 [9]	1.61 [9]
12/31/2019	9.83	.26	.54	.80	(.13 )	(.22 )	—	(.35 )	10.28	8.22 [9]	— [10]	.69 [9]	.68 [9]	2.57 [9]
Class F-1:
6/30/2024[5,6]	9.28	.23	(.40 )	(.17 )	(.14 )	—	—	(.14 )	8.97	(1.77)[7]	86	.71 [8]	.71 [8]	5.06 [8]
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.63	188.70		.70	4.29
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50 )	—	(.01 )	(.51 )	9.41	(12.82)	288.71		.71	3.78
12/31/2021	11.66	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.34	(1.04)	323.74		.73	2.45
12/31/2020	10.28	.15	1.69	1.84	(.23 )	(.23 )	—	(.46 )	11.66	18.02	289.79		.78	1.30
12/31/2019	9.82	.24	.54	.78	(.10 )	(.22 )	—	(.32 )	10.28	7.94	13.95		.95	2.29
Class F-2:
6/30/2024[5,6]	9.29	.25	(.41 )	(.16 )	(.15 )	—	—	(.15 )	8.98	(1.57)[7]	6,952	.42 [8]	.42 [8]	5.47 [8]
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.82	5,620.42		.42	4.61
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.55)	4,992.44		.44	4.09
12/31/2021	11.68	.32	(.41 )	(.09 )	(.23 )	—	—	(.23 )	11.36	(.77 )	3,056.47		.46	2.78
12/31/2020	10.28	.19	1.69	1.88	(.25 )	(.23 )	—	(.48 )	11.68	18.31	1,680.53		.52	1.58
12/31/2019	9.83	.26	.54	.80	(.13 )	(.22 )	—	(.35 )	10.28	8.23	124.67		.66	2.56
Class F-3:
6/30/2024[5,6]	9.29	.25	(.40 )	(.15 )	(.16 )	—	—	(.16 )	8.98	(1.63)[7]	2,474	.32 [8]	.32 [8]	5.53 [8]
12/31/2023	9.42	.44	(.26 )	.18	(.19 )	—	(.12 )	(.31 )	9.29	1.93	2,828.32		.32	4.73
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.42	(12.46)	2,188.33		.33	4.21
12/31/2021	11.68	.33	(.41 )	(.08 )	(.24 )	—	—	(.24 )	11.36	(.67 )	1,179.37		.36	2.89
12/31/2020	10.28	.20	1.69	1.89	(.26 )	(.23 )	—	(.49 )	11.68	18.51	549.45		.44	1.69
12/31/2019	9.82	.28	.54	.82	(.14 )	(.22 )	—	(.36 )	10.28	8.34	82.56		.56	2.68
Class 529-A:
6/30/2024[5,6]	9.28	.23	(.40 )	(.17 )	(.14 )	—	—	(.14 )	8.97	(1.82)[7]	87	.72 [8]	.72 [8]	5.15 [8]
12/31/2023	9.41	.40	(.26 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.53	85.72		.72	4.31
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49 )	—	(.01 )	(.50 )	9.41	(12.74)	77.72		.72	3.79
12/31/2021	11.67	.28	(.40 )	(.12 )	(.20 )	—	—	(.20 )	11.35	(1.13)	83.75		.74	2.45
12/31/2020	10.27	.15	1.70	1.85	(.22 )	(.23 )	—	(.45 )	11.67	18.13	69.84		.82	1.35
12/31/2019	9.82	.23	.54	.77	(.10 )	(.22 )	—	(.32 )	10.27	7.83	33.96		.95	2.28
Refer to the end of the table for footnotes.

63	American Funds Strategic Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2024[5,6]	$9.24	$.20	$(.40 )	$(.20 )	$(.11 )	$—	$—	$(.11 )	$8.93	(2.10)%[7]	$5	1.47%[8]	1.47%[8]	4.39%[8]
12/31/2023	9.37	.32	(.26 )	.06	(.12 )	—	(.07 )	(.19 )	9.24	.74	6	1.49	1.49	3.51
12/31/2022	11.30	.31	(1.82)	(1.51)	(.41 )	—	(.01 )	(.42 )	9.37	(13.46)	7	1.49	1.49	3.01
12/31/2021	11.62	.19	(.40 )	(.21 )	(.11 )	—	—	(.11 )	11.30	(1.81)	9	1.51	1.50	1.66
12/31/2020	10.23	.07	1.68	1.75	(.13 )	(.23 )	—	(.36 )	11.62	17.17	9	1.63	1.61	.59
12/31/2019	9.80	.15	.53	.68	(.03 )	(.22 )	—	(.25 )	10.23	7.09	9	1.73	1.72	1.50
Class 529-E:
6/30/2024[5,6]	9.28	.22	(.39 )	(.17 )	(.13 )	—	—	(.13 )	8.98	(1.81)[7]	3	.91 [8]	.91 [8]	4.96 [8]
12/31/2023	9.41	.38	(.25 )	.13	(.16 )	—	(.10 )	(.26 )	9.28	1.32	3.92		.92	4.08
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47 )	—	(.01 )	(.48 )	9.41	(12.99)	3.92		.92	3.57
12/31/2021	11.67	.25	(.40 )	(.15 )	(.17 )	—	—	(.17 )	11.35	(1.26)	4.96		.95	2.18
12/31/2020	10.27	.13	1.70	1.83	(.20 )	(.23 )	—	(.43 )	11.67	17.75	4	1.05	1.03	1.12
12/31/2019	9.82	.21	.54	.75	(.08 )	(.22 )	—	(.30 )	10.27	7.73	2	1.16	1.15	2.08
Class 529-T:
6/30/2024[5,6]	9.30	.24	(.40 )	(.16 )	(.15 )	—	—	(.15 )	8.99	(1.71)[7,9]	— [10]	.48 [8,9]	.48 [8,9]	5.39 [8,9]
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	—	(.11 )	(.29 )	9.30	1.82 [9]	— [10]	.43 [9]	.43 [9]	4.56 [9]
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.43	(12.58)[9]	— [10]	.49 [9]	.49 [9]	4.00 [9]
12/31/2021	11.69	.30	(.40 )	(.10 )	(.22 )	—	—	(.22 )	11.37	(.83 )[9]	— [10]	.53 [9]	.52 [9]	2.64 [9]
12/31/2020	10.29	.18	1.69	1.87	(.24 )	(.23 )	—	(.47 )	11.69	18.30 [9]	— [10]	.64 [9]	.62 [9]	1.57 [9]
12/31/2019	9.83	.26	.54	.80	(.12 )	(.22 )	—	(.34 )	10.29	8.15 [9]	— [10]	.74 [9]	.73 [9]	2.52 [9]
Class 529-F-1:
6/30/2024[5,6]	9.28	.24	(.39 )	(.15 )	(.15 )	—	—	(.15 )	8.98	(1.61)[7,9]	— [10]	.49 [8,9]	.49 [8,9]	5.40 [8,9]
12/31/2023	9.42	.42	(.27 )	.15	(.18 )	—	(.11 )	(.29 )	9.28	1.75 [9]	— [10]	.50 [9]	.50 [9]	4.51 [9]
12/31/2022	11.35	.41	(1.82)	(1.41)	(.51 )	—	(.01 )	(.52 )	9.42	(12.63)[9]	— [10]	.52 [9]	.52 [9]	3.96 [9]
12/31/2021	11.68	.30	(.41 )	(.11 )	(.22 )	—	—	(.22 )	11.35	(.94 )[9]	— [10]	.55 [9]	.54 [9]	2.60 [9]
12/31/2020	10.28	.18	1.70	1.88	(.25 )	(.23 )	—	(.48 )	11.68	18.35 [9]	— [10]	.63 [9]	.61 [9]	1.57 [9]
12/31/2019	9.83	.26	.53	.79	(.12 )	(.22 )	—	(.34 )	10.28	8.07	13.73		.72	2.50
Class 529-F-2:
6/30/2024[5,6]	9.29	.24	(.40 )	(.16 )	(.15 )	—	—	(.15 )	8.98	(1.68)[7]	25	.42 [8]	.42 [8]	5.44 [8]
12/31/2023	9.42	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.29	1.84	28.41		.41	4.62
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.42	(12.47)	24.43		.43	4.09
12/31/2021	11.68	.31	(.40 )	(.09 )	(.23 )	—	—	(.23 )	11.36	(.86 )	25.48		.47	2.72
12/31/2020[5,11]	11.78	.03	.21	.24	(.11 )	(.23 )	—	(.34 )	11.68	2.04 [7]	21	.09 [7]	.08 [7]	.28 [7]
Class 529-F-3:
6/30/2024[5,6]	9.28	.25	(.39 )	(.14 )	(.16 )	—	—	(.16 )	8.98	(1.54)[7]	— [10]	.37 [8]	.37 [8]	5.53 [8]
12/31/2023	9.41	.43	(.26 )	.17	(.19 )	—	(.11 )	(.30 )	9.28	1.87	— [10]	.38	.38	4.63
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.41	(12.52)	— [10]	.39	.39	4.09
12/31/2021	11.68	.31	(.41 )	(.10 )	(.23 )	—	—	(.23 )	11.35	(.83 )	— [10]	.46	.43	2.71
12/31/2020[5,11]	11.78	.03	.21	.24	(.11 )	(.23 )	—	(.34 )	11.68	2.07 [7]	— [10]	.12 [7]	.08 [7]	.28 [7]
Class R-1:
6/30/2024[5,6]	9.28	.20	(.40 )	(.20 )	(.11 )	—	—	(.11 )	8.97	(2.12)[7]	2	1.41 [8]	1.41 [8]	4.50 [8]
12/31/2023	9.42	.33	(.26 )	.07	(.13 )	—	(.08 )	(.21 )	9.28	.76	1	1.43	1.43	3.60
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41 )	—	(.01 )	(.42 )	9.42	(13.36)	1	1.38	1.38	3.16
12/31/2021	11.66	.20	(.40 )	(.20 )	(.12 )	—	—	(.12 )	11.34	(1.70)	2	1.43	1.43	1.74
12/31/2020	10.25	.08	1.69	1.77	(.13 )	(.23 )	—	(.36 )	11.66	17.19	1	1.53	1.50	.71
12/31/2019	9.82	.16	.53	.69	(.04 )	(.22 )	—	(.26 )	10.25	7.26	2	1.60	1.60	1.52
Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	64

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2024[5,6]	$9.26	$.20	$(.40 )	$(.20 )	$(.11 )	$—	$—	$(.11 )	$8.95	(2.03)%[7]	$7	1.35%[8]	1.35%[8]	4.52%[8]
12/31/2023	9.39	.34	(.26 )	.08	(.13 )	—	(.08 )	(.21 )	9.26	.88	7	1.36	1.36	3.67
12/31/2022	11.32	.32	(1.81)	(1.49)	(.43 )	—	(.01 )	(.44 )	9.39	(13.42)	6	1.37	1.37	3.10
12/31/2021	11.64	.20	(.40 )	(.20 )	(.12 )	—	—	(.12 )	11.32	(1.71)	7	1.40	1.39	1.78
12/31/2020	10.25	.08	1.69	1.77	(.15 )	(.23 )	—	(.38 )	11.64	17.32	7	1.51	1.49	.67
12/31/2019	9.81	.16	.54	.70	(.04 )	(.22 )	—	(.26 )	10.25	7.14	3	1.64	1.63	1.61
Class R-2E:
6/30/2024[5,6]	9.27	.21	(.40 )	(.19 )	(.12 )	—	—	(.12 )	8.96	(2.03)[7]	3	1.12 [8]	1.12 [8]	4.73 [8]
12/31/2023	9.40	.36	(.25 )	.11	(.15 )	—	(.09 )	(.24 )	9.27	1.14	3	1.12	1.12	3.92
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46 )	—	(.01 )	(.47 )	9.40	(13.12)	3	1.13	1.13	3.42
12/31/2021	11.67	.24	(.41 )	(.17 )	(.15 )	—	—	(.15 )	11.35	(1.53)	1	1.15	1.15	2.07
12/31/2020	10.28	.11	1.70	1.81	(.19 )	(.23 )	—	(.42 )	11.67	17.66	1	1.25	1.23	.96
12/31/2019	9.83	.20	.54	.74	(.07 )	(.22 )	—	(.29 )	10.28	7.55 [9]	— [10]	1.26 [9]	1.23 [9]	1.98 [9]
Class R-3:
6/30/2024[5,6]	9.27	.22	(.40 )	(.18 )	(.13 )	—	—	(.13 )	8.96	(1.95)[7]	18	.96 [8]	.96 [8]	4.91 [8]
12/31/2023	9.40	.38	(.26 )	.12	(.16 )	—	(.09 )	(.25 )	9.27	1.31	18.96		.96	4.10
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47 )	—	(.01 )	(.48 )	9.40	(13.02)	12.97		.97	3.55
12/31/2021	11.66	.25	(.40 )	(.15 )	(.17 )	—	—	(.17 )	11.34	(1.28)	11.99		.99	2.21
12/31/2020	10.26	.13	1.69	1.82	(.19 )	(.23 )	—	(.42 )	11.66	17.75	8	1.09	1.07	1.10
12/31/2019	9.82	.21	.53	.74	(.08 )	(.22 )	—	(.30 )	10.26	7.71	4	1.18	1.17	2.05
Class R-4:
6/30/2024[5,6]	9.28	.23	(.40 )	(.17 )	(.14 )	—	—	(.14 )	8.97	(1.80)[7]	21	.66 [8]	.66 [8]	5.20 [8]
12/31/2023	9.41	.41	(.27 )	.14	(.17 )	—	(.10 )	(.27 )	9.28	1.60	25.65		.65	4.40
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50 )	—	(.01 )	(.51 )	9.41	(12.75)	19.66		.66	3.84
12/31/2021	11.67	.29	(.40 )	(.11 )	(.21 )	—	—	(.21 )	11.35	(.96 )	16.69		.68	2.56
12/31/2020	10.27	.16	1.70	1.86	(.23 )	(.23 )	—	(.46 )	11.67	18.07	7.79		.77	1.40
12/31/2019	9.82	.24	.54	.78	(.11 )	(.22 )	—	(.33 )	10.27	8.00	4.90		.89	2.34
Class R-5E:
6/30/2024[5,6]	9.30	.24	(.40 )	(.16 )	(.15 )	—	—	(.15 )	8.99	(1.59)[7]	5	.47 [8]	.47 [8]	5.39 [8]
12/31/2023	9.43	.42	(.26 )	.16	(.18 )	—	(.11 )	(.29 )	9.30	1.78	6.46		.46	4.54
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52 )	—	(.01 )	(.53 )	9.43	(12.58)	6.46		.46	4.01
12/31/2021	11.69	.31	(.41 )	(.10 )	(.22 )	—	—	(.22 )	11.37	(.91 )	2.52		.51	2.73
12/31/2020	10.29	.18	1.70	1.88	(.25 )	(.23 )	—	(.48 )	11.69	18.35	2.60		.58	1.59
12/31/2019	9.83	.26	.54	.80	(.12 )	(.22 )	—	(.34 )	10.29	8.19	— [10]	.72	.71	2.51
Class R-5:
6/30/2024[5,6]	9.30	.25	(.40 )	(.15 )	(.16 )	—	—	(.16 )	8.99	(1.65)[7]	13	.37 [8]	.37 [8]	5.50 [8]
12/31/2023	9.43	.44	(.27 )	.17	(.19 )	—	(.11 )	(.30 )	9.30	1.88	11.37		.37	4.74
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.43	(12.48)	5.38		.38	4.11
12/31/2021	11.69	.32	(.40 )	(.08 )	(.24 )	—	—	(.24 )	11.37	(.70 )	3.40		.40	2.79
12/31/2020	10.29	.19	1.70	1.89	(.26 )	(.23 )	—	(.49 )	11.69	18.44	3.51		.49	1.67
12/31/2019	9.83	.27	.54	.81	(.13 )	(.22 )	—	(.35 )	10.29	8.28	1.62		.61	2.62
Class R-6:
6/30/2024[5,6]	9.30	.25	(.40 )	(.15 )	(.16 )	—	—	(.16 )	8.99	(1.63)[7]	6,821	.32 [8]	.32 [8]	5.56 [8]
12/31/2023	9.43	.44	(.26 )	.18	(.19 )	—	(.12 )	(.31 )	9.30	1.93	6,411.32		.32	4.70
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53 )	—	(.01 )	(.54 )	9.43	(12.45)	5,718.33		.33	4.19
12/31/2021	11.69	.34	(.42 )	(.08 )	(.24 )	—	—	(.24 )	11.37	(.67 )	3,149.36		.36	2.94
12/31/2020	10.29	.20	1.69	1.89	(.26 )	(.23 )	—	(.49 )	11.69	18.49	1,243.42		.42	1.68
12/31/2019	9.83	.26	.56	.82	(.14 )	(.22 )	—	(.36 )	10.29	8.33	10.63		.59	2.52
Refer to the end of the table for footnotes.

65	American Funds Strategic Bond Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2024[5,6,7]	Year ended December 31,
		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	26%	74%	75%	106%	155%	410%
Including mortgage dollar roll transactions	185%	542%	228%	164%	367%	428%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees, reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

American Funds Strategic Bond Fund	66

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

67	American Funds Strategic Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $17 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	68

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

69	American Funds Strategic Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Strategic Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: August 30, 2024